UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

Shareholder Letter	2
Management's Discussion of Fund Performance:
Davis Opportunity Fund	3
Davis Government Bond Fund	5
Davis Financial Fund	7
Davis Appreciation & Income Fund	9
Davis Real Estate Fund	11
Fund Overview:
Davis Opportunity Fund	13
Davis Government Bond Fund	14
Davis Government Money Market Fund	14
Davis Financial Fund	15
Davis Appreciation & Income Fund	16
Davis Real Estate Fund	17
Expense Example	18
Schedule of Investments:
Davis Opportunity Fund	21
Davis Government Bond Fund	25
Davis Government Money Market Fund	28
Davis Financial Fund	30
Davis Appreciation & Income Fund	32
Davis Real Estate Fund	36
Statements of Assets and Liabilities	39
Statements of Operations	41
Statements of Changes in Net Assets	42
Notes to Financial Statements	44
Financial Highlights	57
Director Approval of Advisory Agreements	65
Privacy Notice and Householding	69
Directors and Officers	70

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q and Form N-MFP
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. In addition, Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Form N-Q and Davis Government Money Market Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 1, 2013

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview

Davis Opportunity Fund’s Class A shares delivered a total return on net asset value of 19.30% for the six-month period ended June 30, 2013. Over the same time period, the Russell 3000® Index (“Index”) returned 14.06%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Consumer Discretionary, Health Care, and Financials. The sectors within the Index that turned in the weakest (but still positive) performance over the six-month period were Materials, Information Technology, and Energy.

The Fund’s Absolute Performance

Consumer Discretionary companies were the most important contributor2 to the Fund’s absolute performance over the six-month period. Netflix3, Walt Disney, Groupon, and Vipshop Holdings were among the most important contributors to performance. The Fund no longer owns Groupon.

Information Technology companies were the second most important contributor to the Fund’s absolute performance. Angie’s List, Google, and Microsoft were among the most important contributors to performance. Oracle and SAP were among the most important detractors from performance.

Financial companies were the third most important contributor to the Fund’s absolute performance. Berkshire Hathaway and Wells Fargo were among the most important contributors to performance. CETIP was among the most important detractors from performance.

Other important detractors from the Fund’s absolute performance included Brasil Pharma, Kuehne & Nagel International, Expeditors International of Washington, Diagnosticos da America, and Deere.

The Fund had approximately 10% of its net assets invested in foreign companies at June 30, 2013. As a whole, those companies under-performed the domestic companies held by the Fund.

The Fund’s Relative Performance

Information Technology companies were the most important contributor to the Fund’s performance relative to the Index over the six-month period. The Fund’s Information Technology companies out-performed the corresponding sector within the Index. The Fund’s relative performance was reduced by a higher average weighting in this weaker performing sector.

Consumer Discretionary companies were the second most important contributor to the Fund’s relative performance. The Fund’s Consumer Discretionary companies out-performed the corresponding sector within the Index. The Fund’s relative performance was reduced by a lower average weighting in this stronger performing sector.

Consumer Staple companies were the most important detractor from the Fund’s relative performance. The Fund’s Consumer Staple companies under-performed the corresponding sector within the Index, but the Fund’s relative performance benefited from having a higher average weighting during the period.

Industrial companies were the second most important detractor from the Fund’s relative performance. The Fund’s industrial companies under-performed the corresponding sector within the Index and the Fund’s relative performance was reduced by having a higher average weighting during the period.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Russell 3000® Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	27.90%	7.26%	7.23%	10.20%	12/01/94	0.99%	0.99%
Class A - with sales charge	21.83%	6.22%	6.70%	9.91%	12/01/94	0.99%	0.99%
Class B†, **	22.61%	5.92%	6.61%	11.11%	05/01/84	1.96%	1.96%
Class C**	25.89%	6.41%	6.40%	5.50%	08/15/97	1.80%	1.80%
Class Y	28.22%	7.58%	7.57%	6.29%	09/18/97	0.76%	0.76%
Russell 3000® Index***	21.46%	7.25%	7.81%	9.27%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.

The performance data for Davis Opportunity Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.

***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund’s Class A shares delivered a negative return of 1.41% on net asset value for the six-month period ended June 30, 2013. Over the same time period, the Citigroup U.S. Treasury/Agency 1-3 Year Index (“Index”) returned 0.03%. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less.

Factors Impacting the Fund’s Performance

The Fund’s performance was reduced1 by being more heavily invested in mortgage-backed securities than the Index. Mortgage-backed securities under-performed both treasuries and agencies over the six-month period ended June 30, 2013.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: U.S. Government securities risk, repurchase agreement risk, variable current income risk, interest rate risk, inflation risk, extension and prepayment risk, credit risk, changes in debt rating risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     A contribution to or detraction from the Fund’s performance is a product both of appreciation or depreciation and weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Citigroup U.S. Treasury/Agency 1-3 Year Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(1.03)%	1.85%	1.96%	3.82%	12/01/94	0.77%	0.77%
Class A - with sales charge	(5.73)%	0.86%	1.47%	3.55%	12/01/94	0.77%	0.77%
Class B†, **	(5.91)%	0.54%	1.43%	5.05%	05/01/84	1.70%	1.70%
Class C**	(2.78)%	1.01%	1.16%	2.43%	08/19/97	1.61%	1.61%
Class Y	(0.72)%	2.01%	2.11%	3.16%	09/01/98	0.45%	0.45%
Citigroup U.S. Treasury/Agency 1-3 Year Index***	0.36%	2.01%	2.67%	4.47%

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance. Investments cannot be made directly in the Index.

The performance data for Davis Government Bond Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.

***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview

Davis Financial Fund’s Class A shares delivered a total return on net asset value of 14.93% for the six-month period ended June 30, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 13.82%.

The Fund’s Absolute Performance

Diversified Financial companies were the most important contributor1 to the Fund’s absolute performance over the six-month period. American Express2, Oaktree Capital Group, Visa, and Julius Baer Group were among the most important contributors to performance.

Insurance companies were the second most important contributor to the Fund’s absolute performance. American International Group, Markel, Progressive, Everest Re Group, and Alleghany were among the most important contributors to performance.

Banking companies also made positive contributions to the Fund’s absolute performance. Wells Fargo was among the most important contributors to performance. State Bank of India and ICICI Bank were among the most important detractors from performance.

Other important detractors from the Fund’s absolute performance included Canadian Natural Resources and Brookfield Property Partners.

The Fund had approximately 18% of its net assets invested in foreign companies at June 30, 2013. As a whole, those companies under-performed the domestic companies held by the Fund.

The Fund’s Relative Performance

The Fund out-performed the Index over the six-month period. The Fund’s Financial holdings under-performed the corresponding sector3 within the Index, but the Fund’s relative performance benefited from having a higher average weighting in the stronger performing financial sector. The Fund also had a limited amount of assets invested in other sectors, which contributed to the Fund’s overall relative performance versus the Index.

Industry groups in which the Fund’s holdings under-performed the corresponding industry groups within the Index were: Banks, Insurance, Diversified Financials, and Real Estate.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

1     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

2     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

3     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	23.47%	6.50%	5.95%	11.64%	05/01/91	0.89%	0.89%
Class A - with sales charge	17.61%	5.47%	5.43%	11.40%	05/01/91	0.89%	0.89%
Class B†, **	18.06%	4.96%	5.24%	10.13%	12/27/94	2.01%	2.01%
Class C**	21.32%	5.54%	5.01%	4.91%	08/12/97	1.81%	1.81%
Class Y	23.69%	6.63%	6.10%	6.88%	03/10/97	0.72%	0.72%
S&P 500® Index***	20.60%	7.01%	7.30%	8.94%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.

***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview

Davis Appreciation & Income Fund’s Class A shares delivered a total return on net asset value of 9.74% for the six-month period ended June 30, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 13.82%. Common and preferred stocks strongly out-performed fixed income investments and this accounted for the majority of the Fund’s under-performance versus the Index. The sectors1 within the Index that turned in the strongest performance over the six-month period were Health Care, Consumer Discretionary, and Financials. The sectors that turned in the weakest (but still positive) performance over the six-month period were Materials, Information Technology, and Energy.

Factors Impacting the Fund’s Performance

The Fund’s common and preferred stock holdings were the most important contributor2 to the Fund’s performance over the six-month period, although, on balance, they lagged behind the Index. Financial and Health Care companies were the two most important contributors to the Fund’s absolute performance. The Fund’s Financial companies under-performed, while the Fund’s Health Care companies out-performed the corresponding sectors within the Index. The Fund’s common stock holdings in Citigroup3, American Express, Universal Health Services, and Valeant Pharmaceuticals International were among the most important contributors to performance.

Among the Fund’s common and preferred stock holdings, Material companies were the most important detractor from the Fund’s performance. The Fund’s Material companies under-performed the corresponding sector within the Index. The Fund’s common stock holdings in Allegheny Technologies, United States Steel, Freeport-McMoRan Copper & Gold, and Molycorp were among the most important detractors from performance.

The Fund’s convertible and corporate bond holdings contributed to the Fund’s performance, but under-performed the Index. Among the most important contributors to performance were convertible bond holdings in Tyson Foods and Intel. Among the most important detractors from performance were convertible bond holdings in School Specialty, Molycorp, and Digital Realty Trust. As a result of a bankruptcy filing, the Fund’s convertible bond holding in School Specialty was exchanged for new shares of common stock.

Other important contributors to the Fund’s performance included common stock holdings in Kohl’s, News Corp., Waste Connections, and Masco. Other important detractors from performance included the Fund’s common stock holding in School Specialty, Quanta Services, and Fairchild Semiconductor International.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, foreign country risk, depositary receipts risk, convertible securities risk, preferred stock risk, bonds and other debt securities risk, interest rate risk, extension and prepayment risk, credit risk, changes in debt rating risk, variable current income risk, overburdened issuers risk, priority risk, difficult to resell risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	12.92%	5.04%	6.18%	8.31%	05/01/92	0.93%	0.93%
Class A - with sales charge	7.56%	4.02%	5.66%	8.06%	05/01/92	0.93%	0.93%
Class B†, **	7.87%	3.74%	5.53%	7.82%	02/03/95	1.88%	1.88%
Class C**	11.03%	4.20%	5.30%	4.31%	08/12/97	1.74%	1.74%
Class Y	13.14%	5.27%	6.43%	6.76%	11/13/96	0.75%	0.75%
S&P 500® Index***	20.60%	7.01%	7.30%	8.80%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Appreciation & Income Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.

***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview

Davis Real Estate Fund’s Class A shares delivered a total return on net asset value of 1.81% for the six-month period ended June 30, 2013. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 5.89%. Every sub-industry1 within the Index delivered positive returns. Specialized REITs and Diversified REITs turned in the strongest performances while Retail REITs and Real Estate Operating Companies turned in the weakest (but still positive) performances over the six-month period.

The Fund’s Absolute Performance

Specialized REITs were the most important contributor2 to the Fund’s absolute performance over the six-month period. Ventas3, Rayonier, and Public Storage were among the most important contributors to performance. American Tower and LaSalle Hotel Properties were among the most important detractors from performance.

Office REITs were the second most important contributor to the Fund’s absolute performance. BioMed Realty Trust, SL Green Realty, and Alexandria Real Estate Equities were among the most important contributors to performance. Digital Realty Trust was among the most important detractors from performance.

Other important contributors to the Fund’s absolute performance included Kimco Realty, Forest City Enterprises, and Essex Property Trust. Other important detractors from the Fund’s absolute performance included American Campus Communities, Taubman Centers, and Acadia Realty Trust. The Fund no longer owns Kimco Realty.

The Fund’s Relative Performance

Office REITs were an important detractor from the Fund’s performance relative to the Index over the six-month period. The Fund’s Office REITs under-performed the corresponding sector within the Index and the Fund’s relative performance was reduced by having a higher average weighting during the period.

Specialized REITs were another important detractor from the Fund’s relative performance. The Fund’s Specialized REITs under-performed the corresponding sector within the Index and the Fund’s relative performance was also reduced by having a lower average weighting in this stronger performing sector.

Residential REITs also detracted from the Fund’s relative performance. The Fund’s Residential REITs under-performed the corresponding sector within the Index, but the Fund’s relative performance benefited from having a higher average weighting during the period.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, foreign country risk, depositary receipts risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1     The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
 over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	4.22%	3.57%	8.52%	9.83%	01/03/94	0.96%	0.96%
Class A - with sales charge	(0.73)%	2.57%	7.98%	9.56%	01/03/94	0.96%	0.96%
Class B†, **	(0.87)%	2.07%	7.87%	9.60%	12/27/94	2.05%	2.05%
Class C**	2.32%	2.71%	7.67%	6.71%	08/13/97	1.84%	1.84%
Class Y	4.47%	3.89%	8.89%	9.10%	11/08/96	0.76%	0.76%
S&P 500® Index***	20.60%	7.01%	7.30%	8.64%
Wilshire U.S. Real Estate Securities Index***	8.38%	7.03%	10.88%	10.62%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.

***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Stock Holdings)
			Fund	Russell 3000®
Common Stock (U.S.)	82.42%	Information Technology	24.12%	17.44%
Common Stock (Foreign)	10.28%	Health Care	13.64%	12.40%
Stock Warrants	0.70%	Insurance	9.63%	4.30%
Short-Term Investments	6.62%	Capital Goods	7.78%	8.15%
Other Assets & Liabilities	(0.02)%	Media	6.20%	3.68%
	100.00%	Banks	5.46%	3.52%
		Diversified Financials	5.03%	6.37%
		Transportation	4.97%	1.95%
		Food, Beverage & Tobacco	4.97%	5.02%
		Energy	4.04%	9.48%
		Food & Staples Retailing	3.42%	2.03%
		Retailing	3.25%	4.48%
		Materials	2.96%	3.68%
		Other	2.59%	15.92%
		Consumer Durables & Apparel	1.94%	1.58%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

Google Inc., Class A	Software & Services	7.96%
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	5.49%
UnitedHealth Group Inc.	Health Care Equipment & Services	4.24%
Walt Disney Co.	Media	4.02%
PACCAR Inc.	Capital Goods	3.15%
Wells Fargo & Co.	Commercial Banks	3.12%
Angie's List Inc.	Software & Services	2.91%
Coca-Cola Co.	Food, Beverage & Tobacco	2.62%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	2.52%
Microsoft Corp.	Software & Services	2.26%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Fixed Income)

Fixed Income	92.77%	Collateralized Mortgage Obligations	74.96%
Short-Term Investments	8.27%	Fannie Mae Mortgage Pools	16.01%
Other Assets & Liabilities	(1.04)%	Freddie Mac Mortgage Pools	6.68%
	100.00%	Ginnie Mae Mortgage Pools	2.13%
		Other Agencies	0.22%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund’s 06/30/13 Net Assets)

Fannie Mae, 2.70%, 03/25/43	Collateralized Mortgage Obligations	4.05%
Fannie Mae, 3.50%, 12/25/31	Collateralized Mortgage Obligations	3.93%
Ginnie Mae, 2.00%, 11/16/27	Collateralized Mortgage Obligations	3.93%
Fannie Mae, 2.50%, 11/01/22, Pool No. AQ4765	Fannie Mae Mortgage Pools	3.85%
Fannie Mae, 2.00%, 01/25/28	Collateralized Mortgage Obligations	3.83%
Freddie Mac, 4.00%, 12/15/40	Collateralized Mortgage Obligations	3.68%
Freddie Mac, 4.50%, 02/15/19	Collateralized Mortgage Obligations	3.31%
Fannie Mae, 2.50%, 10/01/27, Pool No. AP9869	Fannie Mae Mortgage Pools	2.70%
Freddie Mac, 4.00%, 01/15/38	Collateralized Mortgage Obligations	2.63%
Freddie Mac, 3.00%, 10/15/26	Collateralized Mortgage Obligations	2.61%

DAVIS GOVERNMENT MONEY MARKET FUND

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Portfolio Holdings)

Repurchase Agreements	35.36%	0-30 Days	65.36%
Federal Home Loan Bank	26.52%	31-90 Days	15.35%
Federal Farm Credit Bank	12.90%	91-180 Days	14.29%
Freddie Mac	9.55%	181-397 Days	5.00%
Fannie Mae	6.92%		100.00%
Private Export Funding	2.46%
Other Assets & Liabilities	6.29%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Stock Holdings)
			Fund	S&P 500®
Common Stock (U.S.)	81.35%	Diversified Financials	43.83%	7.09%
Common Stock (Foreign)	17.60%	Insurance	30.41%	4.40%
Short-Term Investments	0.86%	Banks	15.52%	3.01%
Other Assets & Liabilities	0.19%	Food & Staples Retailing	3.12%	2.38%
	100.00%	Energy	2.76%	10.53%
		Information Technology	2.62%	17.79%
		Retailing	1.60%	4.40%
		Real Estate	0.14%	2.16%
		Health Care	–	12.72%
		Capital Goods	–	7.76%
		Other	–	27.76%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

American Express Co.	Consumer Finance	12.06%
Wells Fargo & Co.	Commercial Banks	9.10%
Markel Corp.	Property & Casualty Insurance	6.07%
Bank of New York Mellon Corp.	Capital Markets	5.74%
American International Group, Inc.	Multi-line Insurance	5.46%
Alleghany Corp.	Reinsurance	4.95%
Oaktree Capital Group LLC, Class A	Capital Markets	4.84%
Julius Baer Group Ltd.	Capital Markets	4.84%
Visa Inc., Class A	Diversified Financial Services	4.75%
Loews Corp.	Multi-line Insurance	4.73%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Long-Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	67.07%	Capital Goods	13.73%	7.76%
Common Stock (Foreign)	3.22%	Materials	13.49%	3.27%
Convertible Bonds	22.16%	Energy	10.51%	10.53%
Convertible Preferred Stock	4.37%	Diversified Financials	10.51%	7.09%
Corporate Bonds (U.S.)	2.12%	Information Technology	9.50%	17.79%
Corporate Bonds (Foreign)	0.30%	Health Care	7.32%	12.72%
Short-Term Investments	0.65%	Real Estate	6.78%	2.16%
Other Assets & Liabilities	0.11%	Retailing	6.41%	4.40%
	100.00%	Utilities	4.23%	3.31%
		Food, Beverage & Tobacco	3.77%	5.77%
		Commercial & Professional Services	3.68%	0.65%
		Media	3.10%	3.68%
		Food & Staples Retailing	2.62%	2.38%
		Consumer Services	2.33%	1.85%
		Other	2.02%	16.64%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

Kohl's Corp.	Retailing	4.50%
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	Semiconductors & Semiconductor Equipment	4.36%
Citigroup Inc.	Diversified Financial Services	4.03%
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	Materials	3.92%
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	Food, Beverage & Tobacco	3.75%
Universal Health Services, Inc., Class B	Health Care Equipment & Services	3.74%
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	Capital Goods	3.71%
Quanta Services, Inc.	Capital Goods	3.67%
Devon Energy Corp.	Energy	3.66%
Waste Connections, Inc.	Commercial & Professional Services	3.65%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	92.63%	Residential REITs	23.24%	18.63%
Common Stock (Foreign)	0.94%	Office REITs	23.12%	14.35%
Convertible Bonds	3.52%	Retail REITs	18.46%	24.66%
Preferred Stock	0.41%	Specialized REITs	15.56%	28.65%
Short-Term Investments	1.82%	Diversified REITs	8.86%	6.67%
Other Assets & Liabilities	0.68%	Real Estate Operating Companies	6.81%	1.51%
	100.00%	Industrial REITs	2.06%	5.19%
		Telecommunication Services	1.89%	–
		Hotels, Resorts & Cruise Lines	–	0.34%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

Simon Property Group, Inc.	Retail REITs	8.41%
Digital Realty Trust, Inc.	Office REITs	6.51%
Vornado Realty Trust	Diversified REITs	6.04%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	6.03%
AvalonBay Communities, Inc.	Residential REITs	5.09%
Boston Properties, Inc.	Office REITs	4.81%
Essex Property Trust, Inc.	Residential REITs	4.27%
American Tower Corp.	Specialized REITs	3.82%
American Campus Communities, Inc.	Residential REITs	3.59%
Post Properties, Inc.	Residential REITs	3.52%

DAVIS SERIES, INC.	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2013.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/13)	(06/30/13)	(01/01/13-06/30/13)

Davis Opportunity Fund
Class A (annualized expense ratio 0.99%**)
Actual	$1,000.00	$1,193.01	$5.38
Hypothetical	$1,000.00	$1,019.89	$4.96
Class B (annualized expense ratio 1.96%**)
Actual	$1,000.00	$1,187.52	$10.63
Hypothetical	$1,000.00	$1,015.08	$9.79
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$1,188.62	$9.77
Hypothetical	$1,000.00	$1,015.87	$9.00
Class Y (annualized expense ratio 0.76%**)
Actual	$1,000.00	$1,194.69	$4.14
Hypothetical	$1,000.00	$1,021.03	$3.81

Davis Government Bond Fund
Class A (annualized expense ratio 0.77%**)
Actual	$1,000.00	$985.93	$3.79
Hypothetical	$1,000.00	$1,020.98	$3.86
Class B (annualized expense ratio 1.70%**)
Actual	$1,000.00	$980.11	$8.35
Hypothetical	$1,000.00	$1,016.36	$8.50
Class C (annualized expense ratio 1.61%**)
Actual	$1,000.00	$982.01	$7.91
Hypothetical	$1,000.00	$1,016.81	$8.05
Class Y (annualized expense ratio 0.45%**)
Actual	$1,000.00	$985.86	$2.22
Hypothetical	$1,000.00	$1,022.56	$2.26

Davis Government Money Market Fund
Class A, B, C, and Y (annualized expense ratio 0.08%**)
Actual	$1,000.00	$1,000.40	$0.40
Hypothetical	$1,000.00	$1,024.40	$0.40

Davis Financial Fund
Class A (annualized expense ratio 0.89%**)
Actual	$1,000.00	$1,149.30	$4.74
Hypothetical	$1,000.00	$1,020.38	$4.46
Class B (annualized expense ratio 2.01%**)
Actual	$1,000.00	$1,143.21	$10.68
Hypothetical	$1,000.00	$1,014.83	$10.04
Class C (annualized expense ratio 1.81%**)
Actual	$1,000.00	$1,144.36	$9.62
Hypothetical	$1,000.00	$1,015.82	$9.05
Class Y (annualized expense ratio 0.72%**)
Actual	$1,000.00	$1,150.57	$3.84
Hypothetical	$1,000.00	$1,021.22	$3.61

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/13)	(06/30/13)	(01/01/13-06/30/13)

Davis Appreciation & Income Fund
Class A (annualized expense ratio 0.93%**)
Actual	$1,000.00	$1,097.37	$4.84
Hypothetical	$1,000.00	$1,020.18	$4.66
Class B (annualized expense ratio 1.88%**)
Actual	$1,000.00	$1,092.56	$9.75
Hypothetical	$1,000.00	$1,015.47	$9.39
Class C (annualized expense ratio 1.74%**)
Actual	$1,000.00	$1,093.28	$9.03
Hypothetical	$1,000.00	$1,016.17	$8.70
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$1,098.64	$3.90
Hypothetical	$1,000.00	$1,021.08	$3.76

Davis Real Estate Fund
Class A (annualized expense ratio 0.96%**)
Actual	$1,000.00	$1,018.07	$4.80
Hypothetical	$1,000.00	$1,020.03	$4.81
Class B (annualized expense ratio 2.05%**)
Actual	$1,000.00	$1,012.97	$10.23
Hypothetical	$1,000.00	$1,014.63	$10.24
Class C (annualized expense ratio 1.84%**)
Actual	$1,000.00	$1,013.48	$9.19
Hypothetical	$1,000.00	$1,015.67	$9.20
Class Y (annualized expense ratio 0.76%**)
Actual	$1,000.00	$1,019.15	$3.80
Hypothetical	$1,000.00	$1,021.03	$3.81

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2013 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (92.70%)
CONSUMER DISCRETIONARY – (10.64%)
Consumer Durables & Apparel – (1.81%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	55,900	$4,944,624
Hunter Douglas N.V. (Netherlands)	72,060	2,879,564
		7,824,188
Media – (5.79%)
Liberty Global PLC, Series C *	111,450	7,643,241
Walt Disney Co.	274,590	17,340,359
		24,983,600
Retailing – (3.04%)
Netflix Inc. *	9,550	2,016,864
Tiffany & Co.	48,120	3,505,061
Vipshop Holdings Ltd., ADS (China)*	259,530	7,567,895
		13,089,820
	Total Consumer Discretionary	45,897,608
CONSUMER STAPLES – (9.14%)
Food & Staples Retailing – (3.20%)
Brasil Pharma S.A. (Brazil)*	553,100	2,543,216
CVS Caremark Corp.	43,970	2,514,205
Sysco Corp.	88,310	3,016,670
Wal-Mart Stores, Inc.	76,700	5,713,383
		13,787,474
Food, Beverage & Tobacco – (4.64%)
Coca-Cola Co.	281,220	11,279,734
Diageo PLC (United Kingdom)	74,190	2,121,378
Kellogg Co.	68,670	4,410,674
Philip Morris International Inc.	25,150	2,178,493
		19,990,279
Household & Personal Products – (1.30%)
Procter & Gamble Co.	73,040	5,623,349
	Total Consumer Staples	39,401,102
ENERGY – (3.77%)
Exxon Mobil Corp.	77,200	6,975,020
Noble Energy, Inc.	32,000	1,921,280
Schlumberger Ltd.	102,550	7,348,733
	Total Energy	16,245,033
FINANCIALS – (18.09%)
Banks – (4.40%)
Commercial Banks – (4.40%)
U.S. Bancorp	152,760	5,522,274
Wells Fargo & Co.	325,960	13,452,369
		18,974,643
Diversified Financials – (4.70%)
Capital Markets – (3.31%)
CETIP S.A. - Mercados Organizados (Brazil)	199,800	2,045,144
Charles Schwab Corp.	293,020	6,220,815
Oaktree Capital Group LLC, Class A	114,390	6,011,194
		14,277,153

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (1.39%)
JPMorgan Chase & Co.	113,220	$5,976,884
		20,254,037
Insurance – (8.99%)
Multi-line Insurance – (0.66%)
Loews Corp.	64,140	2,847,816
Property & Casualty Insurance – (8.33%)
Berkshire Hathaway Inc., Class B *	211,411	23,661,119
Chubb Corp.	45,260	3,831,259
Markel Corp. *	16,035	8,449,643
		35,942,021
		38,789,837
	Total Financials	78,018,517
HEALTH CARE – (12.74%)
Health Care Equipment & Services – (9.82%)
Diagnosticos da America S.A. (Brazil)	346,600	1,797,191
IDEXX Laboratories, Inc. *	52,130	4,675,800
Laboratory Corp. of America Holdings *	108,600	10,870,860
Medtronic, Inc.	130,010	6,691,615
UnitedHealth Group Inc.	279,500	18,301,660
		42,337,126
Pharmaceuticals, Biotechnology & Life Sciences – (2.92%)
Agilent Technologies, Inc.	28,234	1,207,286
Eli Lilly and Co.	102,000	5,010,240
Johnson & Johnson	74,330	6,381,974
		12,599,500
	Total Health Care	54,936,626
INDUSTRIALS – (12.51%)
Capital Goods – (7.27%)
3M Co.	30,530	3,338,455
Boeing Co.	26,700	2,735,148
Cummins Inc.	20,300	2,201,738
Deere & Co.	47,440	3,854,500
Emerson Electric Co.	103,100	5,623,074
PACCAR Inc.	253,040	13,579,392
		31,332,307
Commercial & Professional Services – (0.60%)
Nielsen Holdings N.V.	76,840	2,581,056
Transportation – (4.64%)
C.H. Robinson Worldwide, Inc.	34,500	1,942,005
Expeditors International of Washington, Inc.	64,650	2,456,377
FedEx Corp.	36,440	3,592,255
Kuehne & Nagel International AG (Switzerland)	67,166	7,374,003
Wesco Aircraft Holdings, Inc. *	249,850	4,639,714
		20,004,354
	Total Industrials	53,917,717

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (22.53%)
Semiconductors & Semiconductor Equipment – (3.39%)
Altera Corp.	38,800	$1,280,012
Applied Materials, Inc.	116,400	1,734,942
Intel Corp.	187,520	4,542,672
Texas Instruments Inc.	202,950	7,068,749
		14,626,375
Software & Services – (18.46%)
Angie's List Inc. *	472,445	12,545,777
Automatic Data Processing, Inc.	47,950	3,301,118
Google Inc., Class A *	39,033	34,337,916
International Business Machines Corp.	23,364	4,465,094
Microsoft Corp.	281,850	9,733,690
Oracle Corp.	141,250	4,337,787
SAP AG, ADR (Germany)	30,391	2,213,376
SINA Corp. (China)*	79,000	4,403,065
Youku Tudou Inc., ADR (China)*	220,830	4,237,728
		79,575,551
Technology Hardware & Equipment – (0.68%)
Hewlett-Packard Co.	118,184	2,930,963
	Total Information Technology	97,132,889
MATERIALS – (2.77%)
Air Products and Chemicals, Inc.	31,620	2,895,443
Sigma-Aldrich Corp.	112,380	9,033,105
	Total Materials	11,928,548
TELECOMMUNICATION SERVICES – (0.51%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	101,970	2,217,847
	Total Telecommunication Services	2,217,847
TOTAL COMMON STOCK – (Identified cost $300,063,196)		399,695,887
STOCK WARRANTS – (0.70%)
FINANCIALS – (0.70%)
Banks – (0.70%)
Commercial Banks – (0.70%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	220,450	3,013,551
TOTAL STOCK WARRANTS – (Identified cost $1,764,508)		3,013,551

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (6.62%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $3,294,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $3,359,880)	$3,294,000	$3,294,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $25,231,294 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $25,735,620)	25,231,000	25,231,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $28,525,000)		28,525,000
Total Investments – (100.02%) – (Identified cost $330,352,704) – (a)		431,234,438
Liabilities Less Other Assets – (0.02%)		(66,978)
	Net Assets – (100.00%)	$431,167,460

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $341,152,563. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$97,682,902
Unrealized depreciation	(7,601,027)
Net unrealized appreciation	$90,081,875

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (92.56%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (69.54%)
Fannie Mae, 4.50%, 01/25/14	$10,983	$11,090
Fannie Mae, 5.00%, 03/25/18	31,514	31,514
Fannie Mae, 4.00%, 01/25/19	336,878	345,483
Fannie Mae, 4.00%, 02/25/19	974,822	1,022,785
Fannie Mae, 4.00%, 07/25/23	853,973	881,688
Fannie Mae, 4.00%, 11/25/23	614,664	634,464
Fannie Mae, 2.00%, 01/25/28	4,737,924	4,683,280
Fannie Mae, 3.50%, 12/25/31	4,551,912	4,815,841
Fannie Mae, 3.50%, 09/25/36	534,796	548,903
Fannie Mae, 0.393%, 02/25/37 (a)	67,714	67,086
Fannie Mae, 0.443%, 03/25/37 (a)	678,952	678,082
Fannie Mae, 0.543%, 07/25/37 (a)	595,491	594,275
Fannie Mae, 0.693%, 06/25/38 (a)	359,153	361,132
Fannie Mae, 4.50%, 12/25/41	569,510	621,699
Fannie Mae, 3.00%, 10/25/42	2,922,214	2,825,102
Fannie Mae, 2.70%, 03/25/43	4,890,508	4,953,756
Fannie Mae Whole Loan, 5.31%, 08/25/33	228,573	232,924
Fannie Mae Whole Loan, 5.09%, 11/25/43	2,305,037	2,404,868
Fannie Mae Whole Loan, 6.2799%, 08/25/47 (a)	534,440	608,874
Freddie Mac, 3.50%, 01/15/18	106,904	109,967
Freddie Mac, 4.50%, 05/15/18	2,108,195	2,237,332
Freddie Mac, 4.50%, 07/15/18	618,708	657,857
Freddie Mac, 4.00%, 10/15/18	2,065,833	2,188,329
Freddie Mac, 4.50%, 02/15/19	3,792,730	4,045,677
Freddie Mac, 4.50%, 09/15/23	719,629	762,230
Freddie Mac, 3.50%, 02/15/24	1,310,607	1,354,457
Freddie Mac, 3.50%, 07/15/24	761,041	783,347
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,176,307
Freddie Mac, 3.50%, 04/15/25	1,359,067	1,424,872
Freddie Mac, 3.00%, 12/15/25	1,501,018	1,554,785
Freddie Mac, 4.00%, 01/15/26	1,852,764	1,986,569
Freddie Mac, 3.00%, 10/15/26	3,059,532	3,198,181
Freddie Mac, 4.00%, 01/15/28	1,357,867	1,404,014
Freddie Mac, 4.50%, 04/15/32	965,526	986,065
Freddie Mac, 4.50%, 08/15/36	1,038,752	1,105,212
Freddie Mac, 4.00%, 03/15/37	2,280,942	2,403,169
Freddie Mac, 4.00%, 01/15/38	3,096,576	3,219,512
Freddie Mac, 3.00%, 06/15/39	604,619	628,968
Freddie Mac, 2.50%, 09/15/40	830,474	851,775
Freddie Mac, 4.00%, 12/15/40	4,365,909	4,502,160
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	678,740	805,661
Ginnie Mae, 2.00%, 11/16/27	4,806,348	4,806,389
Ginnie Mae, 4.00%, 11/20/30	400,102	405,477
Ginnie Mae, 4.00%, 05/20/33	2,936,100	3,059,958
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,540,837
Ginnie Mae, 3.536%, 09/16/35	850,950	864,488

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 3.421%, 11/16/35	$1,410,160	$1,437,051
Ginnie Mae, 3.50%, 07/20/36	1,140,797	1,191,111
Ginnie Mae, 5.2894%, 12/16/36 (a)	300,922	315,093
Ginnie Mae, 6.1259%, 04/20/37 (a)	2,462,408	2,751,421
Ginnie Mae, 3.00%, 06/20/38	1,376,584	1,431,542
Ginnie Mae, 2.7166%, 02/16/44	2,520,759	2,603,579
	Total Collateralized Mortgage Obligations	85,116,238
FANNIE MAE POOLS – (14.85%)
4.606%, 01/01/15, Pool No. 725788	551,504	568,985
6.00%, 09/01/17, Pool No. 665776	684,232	723,473
4.50%, 03/01/18, Pool No. AJ0354	771,581	795,467
5.00%, 03/01/18, Pool No. 357369	269,060	287,449
4.50%, 08/01/18, Pool No. 254833	594,637	632,032
3.50%, 01/01/21, Pool No. MA0629	1,509,396	1,593,557
2.50%, 11/01/22, Pool No. AQ4765	4,634,688	4,707,212
2.50%, 10/01/27, Pool No. AP9869	3,267,454	3,300,205
6.50%, 07/01/32, Pool No. 635069	98,645	108,990
2.201%, 05/01/35, Pool No. 826242 (b)	403,767	417,201
2.403%, 01/01/36, Pool No. 848973 (b)	238,684	260,200
5.617%, 04/01/36, Pool No. 851605 (b)	286,904	303,784
6.00%, 09/01/37, Pool No. 888796	427,663	467,453
6.50%, 09/01/37, Pool No. AA0924	1,142,494	1,288,962
6.128%, 10/01/37, Pool No. AL1846 (b)	2,521,113	2,724,799
	Total Fannie Mae Pools	18,179,769
FREDDIE MAC POOLS – (6.19%)
5.50%, 12/01/18, Pool No. G11684	408,423	434,145
3.50%, 03/01/21, Pool No. J14793	1,177,281	1,232,467
5.50%, 11/01/21, Pool No. G12454	577,310	627,450
5.50%, 06/01/22, Pool No. G12688	259,200	275,767
2.50%, 05/01/23, Pool No. G14738	2,934,413	2,991,343
4.00%, 05/01/24, Pool No. J09596	1,075,152	1,130,387
2.503%, 12/01/34, Pool No. 1H1238 (b)	273,755	290,845
2.804%, 04/01/36, Pool No. 848422 (b)	560,142	595,943
	Total Freddie Mac Pools	7,578,347
GINNIE MAE POOLS – (1.98%)
5.00%, 10/20/40, Pool No. 783539	2,251,069	2,418,846
	Total Ginnie Mae Pools	2,418,846
TOTAL MORTGAGES – (Identified cost $113,300,568)		113,293,200
OTHER AGENCIES – (0.21%)
Housing Urban Development, 6.00%, 08/01/20	260,000	253,637
TOTAL OTHER AGENCIES – (Identified cost $260,000)		253,637

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (8.27%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $1,169,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $1,192,380)	$1,169,000	$1,169,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $8,950,104 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $9,129,000)	8,950,000	8,950,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,119,000)		10,119,000
Total Investments – (101.04%) – (Identified cost $123,679,568) – (c)		123,665,837
Liabilities Less Other Assets – (1.04%)		(1,275,113)
	Net Assets – (100.00%)	$122,390,724

(a)
The interest rates on floating rate securities, shown as of June 30, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	The interest rates on adjustable rate securities, shown as of June 30, 2013, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $123,679,568. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,300,777
Unrealized depreciation	(1,314,508)
Net unrealized depreciation	$(13,731)

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (6.92%)
Strip, 0.1246%, 07/15/13 (a)	$2,040,000	$2,039,901
4.375%, 07/17/13	1,160,000	1,162,165
1.05%, 09/09/13	1,000,000	1,001,774
1.125%, 09/17/13	4,820,000	4,830,197
1.05%, 10/22/13	1,000,000	1,002,847
0.33%, 10/25/13 (b)	1,500,000	1,501,041
0.75%, 12/18/13	4,141,000	4,152,854
2.75%, 03/13/14	1,074,000	1,093,560
TOTAL FANNIE MAE – (Identified cost $16,784,339)		16,784,339
FEDERAL FARM CREDIT BANK – (12.90%)
0.25%, 07/23/13	4,000,000	3,999,992
0.1433%, 07/29/13 (b)	1,600,000	1,599,988
0.211%, 07/29/13 (b)	6,000,000	6,000,347
0.1638%, 08/01/13 (b)	4,210,000	4,210,074
5.28%, 08/16/13	889,000	894,755
0.35%, 08/26/13 (b)	3,000,000	3,001,217
3.875%, 10/07/13	4,600,000	4,646,151
0.1433%, 12/06/13 (b)	4,500,000	4,500,000
0.1925%, 12/16/13 (b)	1,250,000	1,250,180
0.0969%, 02/10/14 (b)	1,200,000	1,199,777
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $31,302,481)		31,302,481
FEDERAL HOME LOAN BANK – (26.52%)
0.10%, 07/12/13 (b)	3,500,000	3,499,989
0.221%, 07/22/13 (b)	4,500,000	4,500,104
0.22%, 08/01/13 (b)	3,300,000	3,300,328
0.14%, 08/22/13 (b)	4,500,000	4,499,936
0.125%, 08/23/13	4,500,000	4,499,543
0.12%, 08/28/13	4,500,000	4,499,732
0.14%, 09/04/13 (b)	3,200,000	3,200,000
0.14%, 09/06/13 (b)	5,500,000	5,500,000
0.104%, 09/10/13 (b)	4,500,000	4,500,038
3.625%, 10/18/13	1,270,000	1,283,219
0.15%, 11/15/13 (b)	1,330,000	1,330,151
0.30%, 12/04/13	2,700,000	2,702,033
3.125%, 12/13/13	4,015,000	4,069,077
4.00%, 12/13/13	1,000,000	1,017,382
0.875%, 12/27/13	3,000,000	3,010,988
1.00%, 12/27/13	2,700,000	2,710,696
0.093%, 01/03/14 (b)	3,700,000	3,698,536
0.26%, 01/23/14	2,000,000	2,001,413
0.144%, 04/01/14 (b)	4,500,000	4,501,051
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $64,324,216)		64,324,216

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
FREDDIE MAC – (9.55%)
Discount Note, 0.15%, 09/24/13 (a)	$4,500,000	$4,498,406
0.50%, 10/15/13	1,400,000	1,401,509
0.875%, 10/28/13	6,800,000	6,815,835
0.1643%, 11/04/13 (b)	2,500,000	2,499,960
0.375%, 11/27/13	4,600,000	4,604,910
0.625%, 12/23/13	795,000	796,871
5.00%, 01/30/14	2,475,000	2,545,003
TOTAL FREDDIE MAC – (Identified cost $23,162,494)		23,162,494
PRIVATE EXPORT FUNDING – (2.46%)
Private Export Funding Corp., 4.974%, 08/15/13	5,922,000	5,957,457
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $5,957,457)		5,957,457
REPURCHASE AGREEMENTS – (35.36%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $9,907,099 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $10,105,140)	9,907,000	9,907,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $75,880,885 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $77,397,600)	75,880,000	75,880,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $85,787,000)		85,787,000
Total Investments – (93.71%) – (Identified cost $227,317,987) – (c)		227,317,987
Other Assets Less Liabilities – (6.29%)		15,245,344
	Net Assets – (100.00%)	$242,563,331

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.

(b)
The interest rates on floating rate securities, shown as of June 30, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $227,317,987.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2013 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.95%)
CONSUMER DISCRETIONARY – (1.58%)
Retailing – (1.58%)
Bed Bath & Beyond Inc. *	130,000	$9,217,650
	Total Consumer Discretionary	9,217,650
CONSUMER STAPLES – (3.09%)
Food & Staples Retailing – (3.09%)
CVS Caremark Corp.	315,500	18,040,290
	Total Consumer Staples	18,040,290
ENERGY – (2.73%)
Canadian Natural Resources Ltd. (Canada)	562,990	15,910,097
	Total Energy	15,910,097
FINANCIALS – (88.96%)
Banks – (15.36%)
Commercial Banks – (15.36%)
ICICI Bank Ltd., ADR (India)	121,697	4,654,910
SKBHC Holdings LLC *(a)	1,916	8,504,465
State Bank of India Ltd., GDR (India)	332,813	22,265,190
U.S. Bancorp	30,171	1,090,682
Wells Fargo & Co.	1,286,419	53,090,512
		89,605,759
Diversified Financials – (43.37%)
Capital Markets – (24.80%)
Ameriprise Financial, Inc.	111,554	9,022,487
Bank of New York Mellon Corp.	1,193,374	33,474,141
Brookfield Asset Management Inc., Class A (Canada)	680,090	24,496,842
Charles Schwab Corp.	95,998	2,038,038
Goldman Sachs Group, Inc.	126,992	19,207,540
Julius Baer Group Ltd. (Switzerland)	722,832	28,230,663
Oaktree Capital Group LLC, Class A	537,600	28,250,880
		144,720,591
Consumer Finance – (12.33%)
American Express Co.	941,582	70,392,670
First Marblehead Corp. *	1,305,032	1,539,938
		71,932,608
Diversified Financial Services – (6.24%)
Bank of America Corp.	121,264	1,559,455
Cielo S.A. (Brazil)	283,564	7,116,581
Visa Inc., Class A	151,737	27,729,937
		36,405,973
		253,059,172
Insurance – (30.09%)
Multi-line Insurance – (10.19%)
American International Group, Inc. *	713,000	31,871,100
Loews Corp.	621,345	27,587,718
		59,458,818
Property & Casualty Insurance – (10.60%)
Markel Corp. *	67,186	35,403,663
Progressive Corp.	1,041,565	26,476,582
		61,880,245

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.30%)
Alleghany Corp. *	75,318	$28,870,142
Everest Re Group, Ltd.	197,972	25,391,889
		54,262,031
		175,601,094
Real Estate – (0.14%)
Brookfield Property Partners L.P.	39,037	792,451
	Total Financials	519,058,476
INFORMATION TECHNOLOGY – (2.59%)
Software & Services – (2.59%)
Google Inc., Class A *	17,200	15,131,098
	Total Information Technology	15,131,098
TOTAL COMMON STOCK – (Identified cost $344,614,291)		577,357,611
SHORT-TERM INVESTMENTS – (0.86%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $580,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $591,600)	$580,000	580,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $4,438,052 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $4,526,760)	4,438,000	4,438,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,018,000)		5,018,000
Total Investments – (99.81%) – (Identified cost $349,632,291) – (b)		582,375,611
Other Assets Less Liabilities – (0.19%)		1,112,465
	Net Assets – (100.00%)	$583,488,076

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $355,132,984. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$268,189,632
Unrealized depreciation	(40,947,005)
Net unrealized appreciation	$227,242,627

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (70.29%)
CONSUMER DISCRETIONARY – (11.37%)
Consumer Services – (2.32%)
School Specialty, Inc. *(a)	69,205	$7,889,482
Media – (3.07%)
News Corp., Class A	321,300	10,469,560
Retailing – (5.98%)
Amazon.com, Inc. *	18,113	5,029,890
Kohl's Corp.	303,800	15,344,938
		20,374,828
	Total Consumer Discretionary	38,733,870
CONSUMER STAPLES – (2.60%)
Food & Staples Retailing – (2.60%)
Whole Foods Market, Inc.	172,000	8,857,140
	Total Consumer Staples	8,857,140
ENERGY – (10.43%)
Devon Energy Corp.	240,100	12,456,388
Nabors Industries Ltd.	710,900	10,883,879
Transocean Ltd.	254,431	12,199,967
	Total Energy	35,540,234
FINANCIALS – (12.82%)
Diversified Financials – (10.23%)
Consumer Finance – (3.18%)
ADFITECH, Inc. *	266,000	956,270
American Express Co.	132,000	9,868,320
		10,824,590
Diversified Financial Services – (7.05%)
Bank of America Corp.	802,486	10,319,970
Citigroup Inc.	285,952	13,717,117
		24,037,087
		34,861,677
Real Estate – (2.59%)
Forest City Enterprises, Inc., Class A *	493,500	8,838,585
	Total Financials	43,700,262
HEALTH CARE – (6.96%)
Health Care Equipment & Services – (3.74%)
Universal Health Services, Inc., Class B	190,500	12,755,880
Pharmaceuticals, Biotechnology & Life Sciences – (3.22%)
Valeant Pharmaceuticals International, Inc. (Canada)*	127,546	10,979,160
	Total Health Care	23,735,040
INDUSTRIALS – (13.21%)
Capital Goods – (9.56%)
General Electric Co.	424,200	9,837,198
Masco Corp.	524,500	10,222,505
Quanta Services, Inc. *	472,990	12,515,315
		32,575,018
Commercial & Professional Services – (3.65%)
Waste Connections, Inc.	302,750	12,455,135
	Total Industrials	45,030,153

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (5.07%)
Semiconductors & Semiconductor Equipment – (5.07%)
Fairchild Semiconductor International, Inc. *	501,897	$6,926,179
Intel Corp.	118,300	2,865,817
International Rectifier Corp. *	357,100	7,477,674
		17,269,670
	Total Information Technology	17,269,670
MATERIALS – (5.99%)
Allegheny Technologies, Inc.	442,100	11,631,651
Freeport-McMoRan Copper & Gold Inc.	195,482	5,397,258
Molycorp, Inc. *	223,900	1,388,180
United States Steel Corp.	113,100	1,982,643
	Total Materials	20,399,732
UTILITIES – (1.84%)
AES Corp.	521,700	6,255,183
	Total Utilities	6,255,183
TOTAL COMMON STOCK – (Identified cost $234,042,778)		239,521,284
CONVERTIBLE PREFERRED STOCK – (4.37%)
INDUSTRIALS – (2.00%)
Transportation – (2.00%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	153,200	6,822,180
	Total Industrials	6,822,180
UTILITIES – (2.37%)
AES Trust III, 6.75%, Conv. Pfd.	158,738	8,055,953
	Total Utilities	8,055,953
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $11,853,415)		14,878,133
CONVERTIBLE BONDS – (22.16%)
CONSUMER STAPLES – (3.75%)
Food, Beverage & Tobacco – (3.75%)
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	$8,361,000	12,766,202
	Total Consumer Staples	12,766,202
FINANCIALS – (3.77%)
Real Estate – (3.77%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (b)	3,434,000	5,331,285
Forest City Enterprises, Inc., Conv. Sr. Notes, 4.25%, 08/15/18	6,700,000	7,524,937
		12,856,222
	Total Financials	12,856,222
INDUSTRIALS – (3.71%)
Capital Goods – (3.71%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	2,819,000	12,636,168
	Total Industrials	12,636,168
INFORMATION TECHNOLOGY – (4.36%)
Semiconductors & Semiconductor Equipment – (4.36%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	11,635,000	14,849,227
	Total Information Technology	14,849,227

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
CONVERTIBLE BONDS – (CONTINUED)
MATERIALS – (6.57%)
Molycorp, Inc., Conv. Sr. Notes, 3.25%, 06/15/16	$7,235,000	$4,879,103
Molycorp, Inc., Conv. Sr. Notes, 6.00%, 09/01/17	5,548,000	4,154,065
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	13,475,000	13,365,516
	Total Materials	22,398,684
TOTAL CONVERTIBLE BONDS – (Identified cost $63,150,218)		75,506,503
CORPORATE BONDS – (2.42%)
CONSUMER DISCRETIONARY – (0.38%)
Retailing – (0.38%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	1,132,000	1,298,006
	Total Consumer Discretionary	1,298,006
FINANCIALS – (0.56%)
Diversified Financials – (0.20%)
Consumer Finance – (0.20%)
ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	1,040,991	668,622
Real Estate – (0.36%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	13,300,000	1,246,875
	Total Financials	1,915,497
HEALTH CARE – (0.30%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.30%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (Canada) (b)	1,000,000	1,006,250
	Total Health Care	1,006,250
INDUSTRIALS – (0.35%)
Capital Goods – (0.35%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	1,109,500	1,203,807
	Total Industrials	1,203,807
MATERIALS – (0.83%)
Molycorp Inc., Sr. Notes, 10.00%, 06/01/20	2,900,000	2,827,500
	Total Materials	2,827,500
TOTAL CORPORATE BONDS – (Identified cost $17,081,467)		8,251,060
SHORT-TERM INVESTMENTS – (0.65%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $256,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $261,120)	256,000	256,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $1,957,023 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $1,996,140)	1,957,000	1,957,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,213,000)		2,213,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2013 (Unaudited)

Total Investments – (99.89%) – (Identified cost $328,340,878) – (d)	$340,369,980
Other Assets Less Liabilities – (0.11%)	372,287
Net Assets – (100.00%)	$340,742,267

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2013. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2013, amounts to $7,889,482. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2012	Gross Additions (1)	Gross Reductions	Shares June 30, 2013	Dividend Income
School Specialty, Inc.	–	69,205	–	69,205	$–

(1) Gross additions due to corporate action.

(b)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $6,337,535 or 1.86% of the Fund’s net assets as of June 30, 2013.

(c)	This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. See Note 1 of the Notes to Financial Statements.

(d)	Aggregate cost for federal income tax purposes is $328,340,878. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$67,674,052
Unrealized depreciation	(55,644,950)
Net unrealized appreciation	$12,029,102

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.57%)
FINANCIALS – (91.72%)
Real Estate – (91.72%)
Real Estate Investment Trusts (REITs) – (85.69%)
Diversified REITs – (8.64%)
British Land Co. PLC (United Kingdom)	90,540	$780,109
Land Securities Group PLC (United Kingdom)	73,370	986,474
Liberty Property Trust	132,300	4,889,808
Vornado Realty Trust	186,784	15,475,054
		22,131,445
Industrial REITs – (2.01%)
DCT Industrial Trust Inc.	181,700	1,299,155
EastGroup Properties, Inc.	68,350	3,846,055
		5,145,210
Office REITs – (19.21%)
Alexandria Real Estate Equities, Inc.	73,083	4,803,015
BioMed Realty Trust, Inc.	58,850	1,190,536
Boston Properties, Inc.	116,850	12,324,169
Corporate Office Properties Trust	199,738	5,093,319
Digital Realty Trust, Inc.	273,262	16,668,982
DuPont Fabros Technology Inc.	209,440	5,057,976
SL Green Realty Corp.	46,180	4,072,614
		49,210,611
Residential REITs – (22.66%)
American Campus Communities, Inc.	226,200	9,197,292
AvalonBay Communities, Inc.	96,640	13,037,702
BRE Properties, Inc.	134,200	6,712,684
Campus Crest Communities, Inc.	210,590	2,430,209
Education Realty Trust, Inc.	657,840	6,729,703
Essex Property Trust, Inc.	68,790	10,932,107
Post Properties, Inc.	181,980	9,006,190
		58,045,887
Retail REITs – (18.00%)
Acadia Realty Trust	54,000	1,333,260
CBL & Associates Properties, Inc.	176,000	3,769,920
DDR Corp.	175,270	2,918,246
Federal Realty Investment Trust	63,870	6,622,042
General Growth Properties, Inc.	234,700	4,663,489
Hammerson PLC (United Kingdom)	85,650	634,802
Simon Property Group, Inc.	136,432	21,545,341
Taubman Centers, Inc.	61,450	4,617,968
		46,105,068
Specialized REITs – (15.17%)
American Tower Corp.	133,790	9,789,414
Host Hotels & Resorts Inc.	285,950	4,823,977
LaSalle Hotel Properties	317,270	7,836,569
Public Storage	41,170	6,312,596
Rayonier Inc.	59,360	3,287,950
Sunstone Hotel Investors, Inc. *	129,700	1,566,776

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	75,300	$5,230,338
		38,847,620
		219,485,841
Real Estate Management & Development – (6.03%)
Real Estate Operating Companies – (6.03%)
Forest City Enterprises, Inc., Class A *	863,154	15,459,088
	Total Financials	234,944,929
TELECOMMUNICATION SERVICES – (1.85%)
SBA Communications Corp., Class A *	63,800	4,729,175
	Total Telecommunication Services	4,729,175
TOTAL COMMON STOCK – (Identified cost $230,226,718)		239,674,104
PREFERRED STOCK – (0.41%)
FINANCIALS – (0.41%)
Real Estate – (0.41%)
Real Estate Investment Trusts (REITs) – (0.41%)
Office REITs – (0.41%)
DuPont Fabros Technology Inc., 7.625%, Series B	41,000	1,046,013
TOTAL PREFERRED STOCK – (Identified cost $1,025,000)		1,046,013
CONVERTIBLE BONDS – (3.52%)
FINANCIALS – (3.52%)
Real Estate – (3.52%)
Real Estate Investment Trusts (REITs) – (2.92%)
Office REITs – (2.92%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	7,475,287
Real Estate Management & Development – (0.60%)
Real Estate Operating Companies – (0.60%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,544,400
	Total Financials	9,019,687
TOTAL CONVERTIBLE BONDS – (Identified cost $5,855,000)		9,019,687
SHORT-TERM INVESTMENTS – (1.82%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $537,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $547,740)	537,000	537,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $4,115,048 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $4,197,300)	4,115,000	4,115,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,652,000)		4,652,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2013 (Unaudited)

Total Investments – (99.32%) – (Identified cost $241,758,718) – (b)	$254,391,804
Other Assets Less Liabilities – (0.68%)	1,752,036
Net Assets – (100.00%)	$256,143,840

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $7,475,287 or 2.92% of the Fund’s net assets as of June 30, 2013.

(b)	Aggregate cost for federal income tax purposes is $242,411,319. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$15,423,835
Unrealized depreciation	(3,443,350)
Net unrealized appreciation	$11,980,485

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2013 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments):
Unaffiliated companies	$431,234,438	$123,665,837	$227,317,987	$582,375,611	$332,480,498	$254,391,804
Affiliated companies	–	–	–	–	7,889,482	–
Cash	1,358	1,985	1,936	1,365	1,712	1,330
Receivables:
Capital stock sold	982,089	195,706	15,660,525	1,521,107	477,458	316,132
Dividends and interest	594,215	357,884	334,477	513,156	945,204	934,964
Investment securities sold	426,189	–	–	–	–	1,363,277
Prepaid expenses	2,673	556	2,473	5,522	1,719	2,744
Due from Adviser	–	–	37,500	–	–	–
Total assets	433,240,962	124,221,968	243,354,898	584,416,761	341,796,073	257,010,251

LIABILITIES:
Payables:
Capital stock redeemed	1,502,758	452,844	640,347	271,765	620,981	546,384
Distributions payable	–	27,722	–	–	–	–
Investment securities purchased	–	1,234,412	–	–	–	–
Accrued distribution and service plan fees	183,267	41,186	–	200,434	151,715	105,949
Accrued investment advisory fees	198,137	31,990	103,788	276,756	161,056	120,508
Accrued transfer agent fees	124,833	21,667	25,964	118,519	82,723	69,517
Other accrued expenses	64,507	21,423	21,468	61,211	37,331	24,053
Total liabilities	2,073,502	1,831,244	791,567	928,685	1,053,806	866,411

NET ASSETS	$431,167,460	$122,390,724	$242,563,331	$583,488,076	$340,742,267	$256,143,840

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$157,561	$224,330	$2,425,633	$169,600	$114,323	$86,228

Additional paid-in capital	378,885,312	127,405,523	240,137,698	342,507,694	408,078,545	299,453,215

Undistributed net investment income (loss)	(809,103)	(13,945)	–	4,095,780	1,434,143	3,925,596

Accumulated net realized gains (losses) from investments and foreign currency transactions	(47,940,777)	(5,211,453)	–	3,973,550	(80,913,846)	(59,952,322)

Net unrealized appreciation (depreciation) on investments and foreign currency transactions	100,874,467	(13,731)	–	232,741,452	12,029,102	12,631,123
Net Assets	$431,167,460	$122,390,724	$242,563,331	$583,488,076	$340,742,267	$256,143,840

*Including:
Cost of unaffiliated companies	$330,352,704	$123,679,568	$227,317,987	$349,632,291	$313,602,258	$241,758,718
Cost of affiliated companies	–	–	–	–	14,738,620	–

Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	85,787,000	–	–	–

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2013 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

CLASS A SHARES:
Net assets	$264,507,863	$73,285,896		$219,959,466	$476,214,661	$253,698,771	$201,599,731
Shares outstanding	9,467,226	13,455,503		219,959,466	13,625,731	8,515,551	6,791,286

Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$27.94	$5.45		$1.00	$34.95	$29.79	$29.69

Maximum offering price per share (100/95.25 of net asset value)†	$29.33	$5.72	$	NA	$36.69	$31.28	$31.17

CLASS B SHARES:
Net assets	$7,865,792	$4,931,898		$10,072,004	$5,738,365	$8,778,240	$3,956,449
Shares outstanding	330,303	909,205		10,072,004	195,328	298,531	135,375

Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$23.81	$5.42		$1.00	$29.38	$29.40	$29.23

CLASS C SHARES:
Net assets	$85,931,050	$17,915,812		$8,590,247	$60,733,277	$59,295,404	$28,347,022
Shares outstanding	3,426,627	3,289,430		8,590,247	2,000,540	1,984,496	957,012

Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$25.08	$5.45		$1.00	$30.36	$29.88	$29.62

CLASS Y SHARES:
Net assets	$72,862,755	$26,257,118		$3,941,614	$40,801,773	$18,969,852	$22,240,638
Shares outstanding	2,531,968	4,778,879		3,941,614	1,138,409	633,727	739,156

Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.78	$5.49		$1.00	$35.84	$29.93	$30.09

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2013 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

INVESTMENT INCOME:
Income:
Dividends*	$3,280,386	$–	$–	$6,029,513	$2,146,546	$3,684,189
Interest	11,687	1,063,606	193,664	4,745	1,487,472	172,186
Loan interest and fees	–	–	–	–	656,960	–
Total income	3,292,073	1,063,606	193,664	6,034,258	4,290,978	3,856,375

Expenses:
Investment advisory fees (Note 3)	1,102,411	201,743	597,325	1,564,094	952,505	731,230
Custodian fees	57,223	23,472	21,102	52,760	34,196	30,634
Transfer agent fees:
Class A	169,844	48,380	58,182	247,216	152,848	119,324
Class B	14,156	8,377	2,920	11,478	12,358	8,766
Class C	69,170	18,269	2,419	53,931	35,566	29,055
Class Y	42,303	2,106	752	18,278	12,575	12,502
Audit fees	11,400	9,420	11,400	17,700	12,000	15,600
Legal fees	5,300	1,794	3,099	7,756	4,579	3,534
Accounting fees (Note 3)	4,500	1,500	1,998	4,248	3,498	2,250
Reports to shareholders	28,500	9,949	9,700	33,400	23,550	20,625
Directors’ fees and expenses	25,738	10,533	15,857	35,563	22,442	18,299
Registration and filing fees	30,003	22,501	25,125	34,500	26,750	28,950
Interest expense	–	–	–	692	–	–
Excise tax expense (Note 1)	–	–	3,902	–	–	–
Miscellaneous	10,237	7,048	5,685	11,991	9,243	7,991
Payments under distribution plan (Note 3):
Class A	263,513	94,401	–	382,575	238,053	207,249
Class B	43,026	31,460	–	29,187	48,392	21,897
Class C	416,677	103,138	–	280,023	306,464	147,411
Total expenses	2,294,001	594,091	759,466	2,785,392	1,895,019	1,405,317
Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	(665,382)	–	–	–
Net expenses	2,294,001	594,091	94,084	2,785,392	1,895,019	1,405,317
Net investment income	998,072	469,515	99,580	3,248,866	2,395,959	2,451,058

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	15,195,311	(963,521)	–	7,467,808	3,462,201	33,427,442
Foreign currency transactions	(7,773)	–	–	(4,042)	–	(8,002)
Net realized gain (loss)	15,187,538	(963,521)	–	7,463,766	3,462,201	33,419,440
Net change in unrealized appreciation (depreciation)	52,825,247	(1,554,970)	–	66,259,119	25,926,387	(31,012,117)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	68,012,785	(2,518,491)	–	73,722,885	29,388,588	2,407,323
Net increase (decrease) in net assets resulting from operations	$69,010,857	$(2,048,976)	$99,580	$76,971,751	$31,784,547	$4,858,381

*Net of foreign taxes withheld as follows	$78,885	$–	$–	$181,183	$–	$1,310

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2013 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$998,072	$469,515	$99,580	$3,248,866	$2,395,959	$2,451,058

Net realized gain (loss) from investments and foreign currency transactions	15,187,538	(963,521)	–	7,463,766	3,462,201	33,419,440

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	52,825,247	(1,554,970)	–	66,259,119	25,926,387	(31,012,117)
Net increase (decrease) in net assets resulting from operations	69,010,857	(2,048,976)	99,580	76,971,751	31,784,547	4,858,381

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(339,983)	(90,177)	–	(793,553)	(622,099)
Class B	–	–	(4,565)	–	(7,515)	(667)
Class C	–	(530)	(3,744)	–	(65,553)	(24,322)
Class Y	–	(136,711)	(1,094)	–	(70,930)	(81,676)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	2,312,018	(21,050,150)	(16,997,075)	(13,853,343)	(13,415,857)	(8,225,725)
Class B	(2,186,130)	(2,656,939)	(1,636,438)	(543,849)	(1,818,017)	(353,769)
Class C	(4,906,561)	(5,374,166)	(1,097,590)	2,561,216	(6,966,776)	(1,145,593)
Class Y	(2,891)	2,731,369	1,050,147	4,232,209	(4,691,917)	21,870

Total increase (decrease) in net assets	64,227,293	(28,876,086)	(18,680,956)	69,367,984	3,954,429	(5,573,600)

NET ASSETS:
Beginning of period	366,940,167	151,266,810	261,244,287	514,120,092	336,787,838	261,717,440
End of period*	$431,167,460	$122,390,724	$242,563,331	$583,488,076	$340,742,267	$256,143,840

*Including undistributed net investment income (loss) of	$(809,103)	$(13,945)	$–	$4,095,780	$1,434,143	$3,925,596

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2012

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$3,187,732	$166,764	$96,477	$4,398,334	$5,316,115	$3,287,376

Net realized gain from investments and foreign currency transactions	39,698,531	613,344	–	2,543,817	16,482,026	29,720,750

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,603,294	223,740	–	74,515,392	8,506,659	5,434,473
Net increase in net assets resulting from operations	49,489,557	1,003,848	96,477	81,457,543	30,304,800	38,442,599

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(2,992,972)	(1,604,321)	(84,717)	(4,735,487)	(4,258,636)	(2,290,500)
Class B	(34,815)	(69,976)	(5,800)	–	(83,354)	(2,649)
Class C	(455,640)	(205,373)	(4,969)	(102,518)	(575,359)	(86,189)
Class Y	(1,020,752)	(378,799)	(991)	(392,985)	(446,016)	(288,100)
Realized gains from investment transactions:
Class A	–	–	–	(5,865,614)	–	–
Class B	–	–	–	(87,853)	–	–
Class C	–	–	–	(778,174)	–	–
Class Y	–	–	–	(405,853)	–	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(38,829,214)	(12,259,365)	28,077,516	(8,429,484)	(43,122,101)	(2,365,768)
Class B	(4,790,904)	(3,179,582)	(3,742,244)	(1,862,197)	(4,747,872)	(628,984)
Class C	(19,480,453)	(4,828,974)	(3,908,279)	(9,493,400)	(12,400,145)	(1,431,692)
Class Y	(122,442,488)	20,315,295	393,071	983,038	(5,395,533)	333,780
Total increase (decrease) in net assets	(140,557,681)	(1,207,247)	20,820,064	50,287,016	(40,724,216)	31,682,497

NET ASSETS:
Beginning of year	507,497,848	152,474,057	240,424,223	463,833,076	377,512,054	230,034,943
End of year*	$366,940,167	$151,266,810	$261,244,287	$514,120,092	$336,787,838	$261,717,440

*Including undistributed (overdistributed) net investment income of	$(1,807,175)	$(6,236)	$–	$846,914	$(24,265)	$2,203,302

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as “junk bonds”. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2013, the value of defaulted securities amounted to $1,246,875 (cost: $9,921,191) or 0.36% of the Fund’s net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares, and previously offered Class B shares for new purchases through April 30, 2013. Investors may continue to exchange Class B shares of the Funds with other Davis Funds. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold and Class B shares were sold at net asset value and both may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$45,897,608	$–	$–	$9,217,650	$30,844,388	$–
Consumer staples	39,401,102	–	–	18,040,290	8,857,140	–
Energy	16,245,033	–	–	15,910,097	35,540,234	–
Financials	81,032,068	–	–	510,554,011	42,743,992	235,990,942
Health care	54,936,626	–	–	–	23,735,040	–
Industrials	53,917,717	–	–	–	45,030,153	–
Information technology	97,132,889	–	–	15,131,098	17,269,670	–
Materials	11,928,548	–	–	–	20,399,732	–
Telecommunication services	2,217,847	–	–	–	–	4,729,175
Utilities	–	–	–	–	14,311,136	–
Total Level 1	402,709,438	–	–	568,853,146	238,731,485	240,720,117

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer discretionary	–	–	–	–	7,889,482	–
Financials	–	–	–	–	956,270	–
Industrials	–	–	–	–	6,822,180	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	113,546,837	–	–	–	–
Short-term	–	–	141,530,987	–	–	–
Convertible debt securities	–	–	–	–	75,506,503	9,019,687
Corporate debt securities	–	–	–	–	8,251,060	–
Short-term securities	28,525,000	10,119,000	85,787,000	5,018,000	2,213,000	4,652,000
Total Level 2	28,525,000	123,665,837	227,317,987	5,018,000	101,638,495	13,671,687

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	8,504,465	–	–
Total Level 3	–	–	–	8,504,465	–	–
Total Investments	$431,234,438	$123,665,837	$227,317,987	$582,375,611	$340,369,980	$254,391,804

Level 2 to Level 1 Transfers*:
Consumer discretionary	$7,824,188	$–	$–	$–	$–	$–
Consumer staples	2,121,378	–	–	–	–	–
Financials	–	–	–	50,495,853	–	–
Industrials	7,374,003	–	–	–	–	–
Total	$17,319,569	$–	$–	$50,495,853	$–	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2013.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2013:

Davis Financial Fund
Investment Securities:
Beginning balance	$6,379,189
Decrease in unrealized depreciation	563,193
Cost of purchases	1,562,083
Ending balance	$8,504,465

Decrease in unrealized depreciation during the period on Level 3 securities still held at June 30, 2013 and included in the change in net assets for the period	$563,193

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Davis Financial Fund
Assets Table Investments at Value:
Equity securities:
Fair value at June 30, 2013	$8,504,465

Valuation technique	Index-based value adjustment with liquidity discount
Unobservable input	Discount rate
Amount	25%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment. Generally, an increase in discount rates would result in a decrease in the fair value of the investment.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Government Money Market Fund incurred a 2012 excise tax liability of $3,902 during the six months ended June 30, 2013. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates. Capital losses with no expiration date will be carried forward to future years, if not offset by gains. At December 31, 2012, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
			Davis
	Davis	Davis	Appreciation	Davis
	Opportunity	Government	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund
Expiring
12/31/2013	$–	$403,000	$–	$–
12/31/2014	–	304,000	–	–
12/31/2015	–	136,000	–	–
12/31/2016	–	–	–	–
12/31/2017	57,361,000	355,000	53,041,000	92,404,000
12/31/2018	–	625,000	31,335,000	–

No Expiration
Short-term	–	1,553,000	–	–
Long-term	–	871,000	–	–
Total	$57,361,000	$4,247,000	$84,376,000	$92,404,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, partnership income, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2013 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$57,584,088	$18,209,219	$1,562,083	$38,552,272	$119,279,528
Proceeds from sales	69,671,715	14,650,525	15,450,879	69,814,677	120,082,941

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund is 0.30% of the average net assets. The annual rate for Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million.

Waivers and Reimbursement of Expenses - The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund’s expenses such that investment income will not be less than zero until May 1, 2014. During the six months ended June 30, 2013, such waivers and reimbursements amounted to $665,382.

The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10 percent of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. As of June 30, 2013, reimbursed amounts of $68,057 are eligible for recapture until December 31, 2016.

The Adviser has not recaptured any previously reimbursed expenses during the six months ended June 30, 2013.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2013 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Transfer agent fees paid to Adviser	$17,116	$5,568	$6,892	$29,822	$24,836	$17,184
Accounting fees paid to Adviser	4,500	1,500	1,998	4,248	3,498	2,250

Distribution Plan Fees - The Funds have adopted separate Distribution Plans (“12B-1 Plans”) for Class A, Class B, and Class C shares. Under the 12B-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12B-1 fee on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12B-1 fee on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold.

	Six months ended June 30, 2013 (Unaudited)
	Davis	Davis Government	Davis	Davis Appreciation	Davis Real
	Opportunity Fund	Bond Fund	Financial Fund	& Income Fund	Estate Fund
Distribution fees:
Class B	$32,276	$23,585	$21,919	$36,273	$16,438
Class C	312,508	77,354	210,017	229,848	110,558

Service fees:
Class A	263,513	94,401	382,575	238,053	207,249
Class B	10,750	7,875	7,268	12,119	5,459
Class C	104,169	25,784	70,006	76,616	36,853

The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule    12B-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value.

As of May 1, 2013, Class B shares are no longer offered for new purchases. Class B shares of the Funds were sold and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares (other than Davis Government Money Market Fund) within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class B and Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2013 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Class A commissions retained by Distributor	$8,990	$1,323	$21,450	$5,354	$12,375
Class A commissions re-allowed to investment dealers	48,928	21,527	118,949	28,622	69,074
Total commissions earned on sales of Class A	$57,918	$22,850	$140,399	$33,976	$81,449

Commission advances by the Distributor on the sale of:
Class B	$1,985	$406	$9,574	$7,059	$18,225
Class C	18,823	545	56,690	11,854	9,871

CDSCs received by the Distributor from:
Class B	3,082	13,773	5,477	6,618	4,074
Class C	1,486	284	1,272	1,920	1,386

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2013, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.2 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

Class A	Six months ended June 30, 2013 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	1,133,217	1,508,299	159,240,907	1,275,362	963,859	391,821
Shares issued in reinvestment of distributions	–	58,588	89,354	–	19,813	17,435
	1,133,217	1,566,887	159,330,261	1,275,362	983,672	409,256
Shares redeemed	(1,084,598)	(5,381,024)	(176,327,336)	(1,665,324)	(1,449,928)	(678,679)
Net increase (decrease)	48,619	(3,814,137)	(16,997,075)	(389,962)	(466,256)	(269,423)

Proceeds from shares sold	$31,055,352	$8,292,557	$159,240,907	$43,212,821	$28,479,876	$11,889,517
Proceeds from shares issued in reinvestment of distributions	–	322,932	89,354	–	579,534	527,929
	31,055,352	8,615,489	159,330,261	43,212,821	29,059,410	12,417,446
Cost of shares redeemed	(28,743,334)	(29,665,639)	(176,327,336)	(57,066,164)	(42,475,267)	(20,643,171)
Net increase (decrease)	$2,312,018	$(21,050,150)	$(16,997,075)	$(13,853,343)	$(13,415,857)	$(8,225,725)

Class A	Year ended December 31, 2012
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	845,093	2,393,736	361,512,312	2,766,323	1,078,145	1,050,086
Shares issued in reinvestment of distributions	116,445	273,799	83,981	231,315	115,062	66,763
	961,538	2,667,535	361,596,293	2,997,638	1,193,207	1,116,849
Shares redeemed	(2,682,066)	(4,870,309)	(333,518,777)	(3,319,094)	(2,768,866)	(1,199,771)
Net increase (decrease)	(1,720,528)	(2,202,774)	28,077,516	(321,456)	(1,575,659)	(82,922)

Proceeds from shares sold	$19,138,452	$13,306,363	$361,512,312	$82,446,481	$29,269,538	$29,375,934
Proceeds from shares issued in reinvestment of distributions	2,759,740	1,524,514	83,981	7,096,395	3,134,507	1,918,543
	21,898,192	14,830,877	361,596,293	89,542,876	32,404,045	31,294,477
Cost of shares redeemed	(60,727,406)	(27,090,242)	(333,518,777)	(97,972,360)	(75,526,146)	(33,660,245)
Net increase (decrease)	$(38,829,214)	$(12,259,365)	$28,077,516	$(8,429,484)	$(43,122,101)	$(2,365,768)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

Class B	Six months ended June 30, 2013 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	8,660	40,291	480,114	14,726	14,905	21,036
Shares issued in reinvestment of distributions	–	–	4,194	–	228	20
	8,660	40,291	484,308	14,726	15,133	21,056
Shares redeemed	(104,518)	(524,540)	(2,120,746)	(33,558)	(77,105)	(32,908)
Net decrease	(95,858)	(484,249)	(1,636,438)	(18,832)	(61,972)	(11,852)

Proceeds from shares sold	$195,443	$221,663	$480,114	$408,341	$425,327	$630,436
Proceeds from shares issued in reinvestment of distributions	–	–	4,194	–	6,588	587
	195,443	221,663	484,308	408,341	431,915	631,023
Cost of shares redeemed	(2,381,573)	(2,878,602)	(2,120,746)	(952,190)	(2,249,932)	(984,792)
Net decrease	$(2,186,130)	$(2,656,939)	$(1,636,438)	$(543,849)	$(1,818,017)	$(353,769)

Class B	Year ended December 31, 2012
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	23,421	258,918	1,161,232	13,603	27,405	45,001
Shares issued in reinvestment of distributions	1,652	10,338	5,455	3,204	2,701	82
	25,073	269,256	1,166,687	16,807	30,106	45,083
Shares redeemed	(273,326)	(842,360)	(4,908,931)	(92,646)	(208,028)	(68,035)
Net decrease	(248,253)	(573,104)	(3,742,244)	(75,839)	(177,922)	(22,952)

Proceeds from shares sold	$451,601	$1,433,739	$1,161,232	$332,882	$733,532	$1,248,449
Proceeds from shares issued in reinvestment of distributions	33,557	57,421	5,455	83,111	72,735	2,337
	485,158	1,491,160	1,166,687	415,993	806,267	1,250,786
Cost of shares redeemed	(5,276,062)	(4,670,742)	(4,908,931)	(2,278,190)	(5,554,139)	(1,879,770)
Net decrease	$(4,790,904)	$(3,179,582)	$(3,742,244)	$(1,862,197)	$(4,747,872)	$(628,984)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

Class C	Six months ended June 30, 2013 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	104,856	130,655	1,909,284	223,050	51,033	53,531
Shares issued in reinvestment of distributions	–	82	3,432	–	2,044	767
	104,856	130,737	1,912,716	223,050	53,077	54,298
Shares redeemed	(312,305)	(1,105,848)	(3,010,306)	(138,825)	(289,727)	(92,308)
Net increase (decrease)	(207,449)	(975,111)	(1,097,590)	84,225	(236,650)	(38,010)

Proceeds from shares sold	$2,505,087	$720,563	$1,909,284	$6,608,018	$1,519,948	$1,616,598
Proceeds from shares issued in reinvestment of distributions	–	450	3,432	–	60,059	23,236
	2,505,087	721,013	1,912,716	6,608,018	1,580,007	1,639,834
Cost of shares redeemed	(7,411,648)	(6,095,179)	(3,010,306)	(4,046,802)	(8,546,783)	(2,785,427)
Net increase (decrease)	$(4,906,561)	$(5,374,166)	$(1,097,590)	$2,561,216	$(6,966,776)	$(1,145,593)

Class C	Year ended December 31, 2012
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	119,583	1,083,233	3,581,904	214,025	123,140	177,541
Shares issued in reinvestment of distributions	20,385	32,007	4,601	31,382	19,336	2,878
	139,968	1,115,240	3,586,505	245,407	142,476	180,419
Shares redeemed	(1,100,959)	(1,984,255)	(7,494,784)	(621,438)	(600,709)	(228,685)
Net decrease	(960,991)	(869,015)	(3,908,279)	(376,031)	(458,233)	(48,266)

Proceeds from shares sold	$2,446,377	$6,023,343	$3,581,904	$5,502,620	$3,355,527	$4,955,984
Proceeds from shares issued in reinvestment of distributions	435,627	178,389	4,601	840,414	528,577	82,641
	2,882,004	6,201,732	3,586,505	6,343,034	3,884,104	5,038,625
Cost of shares redeemed	(22,362,457)	(11,030,706)	(7,494,784)	(15,836,434)	(16,284,249)	(6,470,317)
Net decrease	$(19,480,453)	$(4,828,974)	$(3,908,279)	$(9,493,400)	$(12,400,145)	$(1,431,692)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

Class Y	Six months ended June 30, 2013 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	501,557	678,194	1,712,177	251,587	81,076	49,297
Shares issued in reinvestment of distributions	–	24,493	1,091	–	2,263	2,586
	501,557	702,687	1,713,268	251,587	83,339	51,883
Shares redeemed	(509,058)	(210,562)	(663,121)	(128,217)	(245,586)	(50,736)
Net increase (decrease)	(7,501)	492,125	1,050,147	123,370	(162,247)	1,147

Proceeds from shares sold	$13,756,022	$3,764,345	$1,712,177	$8,734,656	$2,406,133	$1,519,905
Proceeds from shares issued in reinvestment of distributions	–	135,933	1,091	–	66,481	79,360
	13,756,022	3,900,278	1,713,268	8,734,656	2,472,614	1,599,265
Cost of shares redeemed	(13,758,913)	(1,168,909)	(663,121)	(4,502,447)	(7,164,531)	(1,577,395)
Net increase (decrease)	$(2,891)	$2,731,369	$1,050,147	$4,232,209	$(4,691,917)	$21,870

Class Y	Year ended December 31, 2012
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	1,657,179	3,949,648	1,179,368	287,055	108,948	171,593
Shares issued in reinvestment of distributions	40,662	66,706	991	24,802	15,388	9,621
	1,697,841	4,016,354	1,180,359	311,857	124,336	181,214
Shares redeemed	(7,053,348)	(407,665)	(787,288)	(282,426)	(323,127)	(168,878)
Net increase (decrease)	(5,355,507)	3,608,689	393,071	29,431	(198,791)	12,336

Proceeds from shares sold	$38,511,712	$22,224,168	$1,179,368	$8,665,647	$2,964,739	$4,859,467
Proceeds from shares issued in reinvestment of distributions	991,346	374,035	991	779,530	421,265	280,172
	39,503,058	22,598,203	1,180,359	9,445,177	3,386,004	5,139,639
Cost of shares redeemed	(161,945,546)	(2,282,908)	(787,288)	(8,462,139)	(8,781,537)	(4,805,859)
Net increase (decrease)	$(122,442,488)	$20,315,295	$393,071	$983,038	$(5,395,533)	$333,780

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. At June 30, 2013, Davis Financial Fund had no borrowings outstanding. During the six months ended June 30, 2013, the average daily loan balance was $96,188 at an average interest rate of 1.43%. Davis Financial Fund had gross borrowings and gross repayments of $4,820,000 during the six months ended June 30, 2013. Davis Financial Fund had no borrowings outstanding at any month end during the six months ended June 30, 2013. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings during the six months ended June 30, 2013.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Financial Fund amounted to $8,504,465 or 1.46% of the Fund’s net assets as of June 30, 2013. Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2013
Davis Financial
Fund	SKBHC Holdings LLC	11/08/10	1,916	$4,888.79	$4,438.29

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2013d	$23.42	$0.08e	$4.44	$4.52
Year ended December 31, 2012	$21.16	$0.19e	$2.39	$2.58
Year ended December 31, 2011	$22.57	$0.20e	$(1.02)	$(0.82)
Year ended December 31, 2010	$20.08	$0.24e	$2.54	$2.78
Year ended December 31, 2009	$13.92	$0.09e	$6.15	$6.24
Year ended December 31, 2008	$25.19	$0.09e	$(11.35)	$(11.26)
Davis Opportunity Fund Class B:
Six months ended June 30, 2013d	$20.05	$(0.04)e	$3.80	$3.76
Year ended December 31, 2012	$18.13	$(0.03)e	$2.03	$2.00
Year ended December 31, 2011	$19.34	$(0.01)e	$(0.88)	$(0.89)
Year ended December 31, 2010	$17.21	$0.05e	$2.17	$2.22
Year ended December 31, 2009	$12.00	$(0.05)e	$5.26	$5.21
Year ended December 31, 2008	$21.89	$(0.07)e	$(9.82)	$(9.89)
Davis Opportunity Fund Class C:
Six months ended June 30, 2013d	$21.10	$(0.02)e	$4.00	$3.98
Year ended December 31, 2012	$19.08	$0.01e	$2.14	$2.15
Year ended December 31, 2011	$20.34	$0.02e	$(0.92)	$(0.90)
Year ended December 31, 2010	$18.10	$0.07e	$2.29	$2.36
Year ended December 31, 2009	$12.60	$(0.03)e	$5.53	$5.50
Year ended December 31, 2008	$22.97	$(0.05)e	$(10.32)	$(10.37)
Davis Opportunity Fund Class Y:
Six months ended June 30, 2013d	$24.09	$0.12e	$4.57	$4.69
Year ended December 31, 2012	$21.77	$0.24e	$2.47	$2.71
Year ended December 31, 2011	$23.22	$0.27e	$(1.06)	$(0.79)
Year ended December 31, 2010	$20.65	$0.30e	$2.63	$2.93
Year ended December 31, 2009	$14.31	$0.15e	$6.33	$6.48
Year ended December 31, 2008	$25.94	$0.17e	$(11.73)	$(11.56)
Davis Government Bond Fund Class A:
Six months ended June 30, 2013d	$5.55	$0.02e	$(0.10)	$(0.08)
Year ended December 31, 2012	$5.60	$0.02e	$0.02	$0.04
Year ended December 31, 2011	$5.62	$0.13	$(0.02)	$0.11
Year ended December 31, 2010	$5.66	$0.15	$(0.04)	$0.11
Year ended December 31, 2009	$5.65	$0.18	$0.01	$0.19
Year ended December 31, 2008	$5.60	$0.19	$0.05	$0.24
Davis Government Bond Fund Class B:
Six months ended June 30, 2013d	$5.53	$–e,h	$(0.11)	$(0.11)
Year ended December 31, 2012	$5.58	$(0.03)e	$0.02	$(0.01)
Year ended December 31, 2011	$5.60	$0.08	$(0.02)	$0.06
Year ended December 31, 2010	$5.65	$0.10	$(0.05)	$0.05
Year ended December 31, 2009	$5.64	$0.13	$0.01	$0.14
Year ended December 31, 2008	$5.58	$0.15	$0.06	$0.21

Financial Highlights

	Dividends and Distributions						Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$27.94	19.30%	$264,508	0.99%f	0.99%f	0.65%f	15%
$(0.32)	$–	$–	$(0.32)	$23.42	12.18%	$220,539	1.02%	1.02%	0.83%	19%
$(0.59)	$–	$–	$(0.59)	$21.16	(3.63)%	$235,743	1.02%	1.02%	0.90%	53%
$(0.29)	$–	$–	$(0.29)	$22.57	13.92%g	$296,880	1.05%	1.05%	1.18%	24%
$(0.08)	$–	$–	$(0.08)	$20.08	44.81%	$319,877	1.17%	1.17%	0.56%	24%
$–	$–	$(0.01)	$(0.01)	$13.92	(44.71)%	$266,525	1.15%	1.15%	0.47%	29%

$–	$–	$–	$–	$23.81	18.75%	$7,866	1.96%f	1.96%f	(0.32)%f	15%
$(0.08)	$–	$–	$(0.08)	$20.05	11.03%	$8,546	2.01%	2.01%	(0.16)%	19%
$(0.32)	$–	$–	$(0.32)	$18.13	(4.61)%	$12,228	1.98%	1.98%	(0.06)%	53%
$(0.09)	$–	$–	$(0.09)	$19.34	12.91%g	$19,593	1.99%	1.99%	0.24%	24%
$–	$–	$–	$–	$17.21	43.42%	$23,525	2.11%	2.11%	(0.38)%	24%
$–	$–	$–	$–	$12.00	(45.18)%	$21,951	2.00%	2.00%	(0.38)%	29%

$–	$–	$–	$–	$25.08	18.86%	$85,931	1.80%f	1.80%f	(0.16)%f	15%
$(0.13)	$–	$–	$(0.13)	$21.10	11.23%	$76,682	1.82%	1.82%	0.03%	19%
$(0.36)	$–	$–	$(0.36)	$19.08	(4.40)%	$87,674	1.82%	1.82%	0.10%	53%
$(0.12)	$–	$–	$(0.12)	$20.34	13.06%g	$116,235	1.84%	1.84%	0.39%	24%
$–	$–	$–	$–	$18.10	43.65%	$131,972	1.96%	1.96%	(0.23)%	24%
$–	$–	$–	$–	$12.60	(45.15)%	$119,676	1.91%	1.91%	(0.29)%	29%

$–	$–	$–	$–	$28.78	19.47%	$72,863	0.76%f	0.76%f	0.88%f	15%
$(0.39)	$–	$–	$(0.39)	$24.09	12.40%	$61,172	0.77%	0.77%	1.08%	19%
$(0.66)	$–	$–	$(0.66)	$21.77	(3.38)%	$171,853	0.77%	0.77%	1.15%	53%
$(0.36)	$–	$–	$(0.36)	$23.22	14.31%g	$183,554	0.75%	0.75%	1.48%	24%
$(0.14)	$–	$–	$(0.14)	$20.65	45.31%	$78,231	0.81%	0.81%	0.92%	24%
$–	$–	$(0.07)	$(0.07)	$14.31	(44.54)%	$42,119	0.85%	0.85%	0.77%	29%

$(0.02)	$–	$–	$(0.02)	$5.45	(1.41)%	$73,286	0.77%f	0.77%f	0.81%f	11%
$(0.09)	$–	$–	$(0.09)	$5.55	0.67%	$95,888	0.70%	0.70%	0.27%	28%
$(0.13)	$–	$–	$(0.13)	$5.60	2.01%	$108,955	0.74%	0.74%	1.49%	27%
$(0.15)	$–	$–	$(0.15)	$5.62	1.95%	$112,118	0.75%	0.75%	2.00%	33%
$(0.18)	$–	$–	$(0.18)	$5.66	3.37%	$100,617	0.72%	0.72%	2.78%	48%
$(0.19)	$–	$–	$(0.19)	$5.65	4.38%	$91,852	0.87%	0.87%	3.29%	67%

$–	$–	$–	$–	$5.42	(1.99)%	$4,932	1.70%f	1.70%f	(0.12)%f	11%
$(0.04)	$–	$–	$(0.04)	$5.53	(0.20)%	$7,707	1.63%	1.63%	(0.66)%	28%
$(0.08)	$–	$–	$(0.08)	$5.58	1.09%	$10,970	1.66%	1.66%	0.57%	27%
$(0.10)	$–	$–	$(0.10)	$5.60	0.84%	$14,021	1.65%	1.65%	1.10%	33%
$(0.13)	$–	$–	$(0.13)	$5.65	2.42%	$16,322	1.65%	1.65%	1.85%	48%
$(0.15)	$–	$–	$(0.15)	$5.64	3.77%	$16,442	1.69%	1.69%	2.47%	67%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended June 30, 2013d	$5.55	$–e,h	$(0.10)	$(0.10)
Year ended December 31, 2012	$5.60	$(0.03)e	$0.02	$(0.01)
Year ended December 31, 2011	$5.62	$0.08	$(0.02)	$0.06
Year ended December 31, 2010	$5.66	$0.10	$(0.04)	$0.06
Year ended December 31, 2009	$5.65	$0.13	$0.01	$0.14
Year ended December 31, 2008	$5.60	$0.15	$0.05	$0.20
Davis Government Bond Fund Class Y:
Six months ended June 30, 2013d	$5.60	$0.03e	$(0.11)	$(0.08)
Year ended December 31, 2012	$5.64	$0.03e	$0.03	$0.06
Year ended December 31, 2011	$5.66	$0.14	$(0.02)	$0.12
Year ended December 31, 2010	$5.70	$0.16	$(0.04)	$0.12
Year ended December 31, 2009	$5.69	$0.18	$0.01	$0.19
Year ended December 31, 2008	$5.64	$0.20	$0.05	$0.25
Davis Government Money Market Fund Class A, B, C, and Y:
Six months ended June 30, 2013d	$1.000	$–i	$–	$–i
Year ended December 31, 2012	$1.000	$–i	$–	$–i
Year ended December 31, 2011	$1.000	$–i	$–	$–i
Year ended December 31, 2010	$1.000	$–i	$–	$–i
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.022	$–	$0.022
Davis Financial Fund Class A:
Six months ended June 30, 2013d	$30.41	$0.21e	$4.33	$4.54
Year ended December 31, 2012	$26.36	$0.28e	$4.51	$4.79
Year ended December 31, 2011	$31.76	$0.27e	$(3.17)	$(2.90)
Year ended December 31, 2010	$28.76	$0.23e	$3.00	$3.23
Year ended December 31, 2009	$19.72	$0.12e	$8.96	$9.08
Year ended December 31, 2008	$40.71	$0.16e	$(19.02)	$(18.86)
Davis Financial Fund Class B:
Six months ended June 30, 2013d	$25.70	$0.01e	$3.67	$3.68
Year ended December 31, 2012	$22.35	$(0.05)e	$3.81	$3.76
Year ended December 31, 2011	$27.27	$(0.06)e	$(2.72)	$(2.78)
Year ended December 31, 2010	$24.79	$(0.08)e	$2.56	$2.48
Year ended December 31, 2009	$17.17	$(0.11)e	$7.73	$7.62
Year ended December 31, 2008	$36.03	$(0.14)e	$(16.75)	$(16.89)
Davis Financial Fund Class C:
Six months ended June 30, 2013d	$26.53	$0.04e	$3.79	$3.83
Year ended December 31, 2012	$23.06	$0.01e	$3.92	$3.93
Year ended December 31, 2011	$28.05	$(0.01)e	$(2.78)	$(2.79)
Year ended December 31, 2010	$25.44	$(0.03)e	$2.64	$2.61
Year ended December 31, 2009	$17.58	$(0.08)e	$7.94	$7.86
Year ended December 31, 2008	$36.77	$(0.11)e	$(17.11)	$(17.22)

Financial Highlights – (Continued)

	Dividends and Distributions						Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–h	$–	$–	$–h	$5.45	(1.80)%	$17,916	1.61%f	1.61%f	(0.03)%f	11%
$(0.04)	$–	$–	$(0.04)	$5.55	(0.15)%	$23,673	1.57%	1.57%	(0.60)%	28%
$(0.08)	$–	$–	$(0.08)	$5.60	1.16%	$28,729	1.59%	1.59%	0.64%	27%
$(0.10)	$–	$–	$(0.10)	$5.62	1.10%	$34,572	1.56%	1.56%	1.19%	33%
$(0.13)	$–	$–	$(0.13)	$5.66	2.49%	$40,882	1.58%	1.58%	1.92%	48%
$(0.15)	$–	$–	$(0.15)	$5.65	3.63%	$39,261	1.63%	1.63%	2.53%	67%

$(0.03)	$–	$–	$(0.03)	$5.49	(1.41)%	$26,257	0.45%f	0.45%f	1.13%f	11%
$(0.10)	$–	$–	$(0.10)	$5.60	1.11%	$23,999	0.44%	0.44%	0.53%	28%
$(0.14)	$–	$–	$(0.14)	$5.64	2.16%	$3,821	0.60%	0.60%	1.63%	27%
$(0.16)	$–	$–	$(0.16)	$5.66	2.11%	$3,416	0.58%	0.58%	2.17%	33%
$(0.18)	$–	$–	$(0.18)	$5.70	3.44%	$3,032	0.64%	0.64%	2.86%	48%
$(0.20)	$–	$–	$(0.20)	$5.69	4.43%	$1,626	0.82%	0.82%	3.34%	67%

$–i	$–	$–	$–i	$1.000	0.04%	$242,563	0.64%f	0.08%f	0.08%f	NA
$–i	$–	$–	$–i	$1.000	0.04%	$261,244	0.63%	0.16%	0.04%	NA
$–i	$–	$–	$–i	$1.000	0.03%	$240,424	0.63%	0.12%	0.03%	NA
$–i	$–	$–	$–i	$1.000	0.02%	$320,687	0.61%	0.21%	0.02%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.28%	$299,642	0.63%	0.47%	0.30%	NA
$(0.022)	$–	$–	$(0.022)	$1.000	2.26%	$395,211	0.57%	0.57%	2.30%	NA

$–	$–	$–	$–	$34.95	14.93%	$476,215	0.89%f	0.89%f	1.23%f	0%j
$(0.33)	$(0.41)	$–	$(0.74)	$30.41	18.15%	$426,149	0.91%	0.91%	0.96%	10%
$(0.47)	$(2.03)	$–	$(2.50)	$26.36	(9.02)%	$377,885	0.91%	0.91%	0.87%	12%
$(0.23)	$–	$–	$(0.23)	$31.76	11.25%	$487,948	0.95%	0.95%	0.79%	2%
$(0.04)	$–	$–	$(0.04)	$28.76	46.02%k	$584,626	1.05%	1.05%	0.51%	9%
$(0.16)	$(1.97)	$–	$(2.13)	$19.72	(45.62)%	$425,854	1.06%	1.06%	0.50%	9%

$–	$–	$–	$–	$29.38	14.32%	$5,738	2.01%f	2.01%f	0.11%f	0%j
$–	$(0.41)	$–	$(0.41)	$25.70	16.81%	$5,504	2.09%	2.09%	(0.22)%	10%
$(0.11)	$(2.03)	$–	$(2.14)	$22.35	(10.09)%	$6,483	2.02%	2.02%	(0.24)%	12%
$–	$–	$–	$–	$27.27	10.00%	$11,103	2.07%	2.07%	(0.33)%	2%
$–	$–	$–	$–	$24.79	44.38%k	$14,397	2.19%	2.19%	(0.63)%	9%
$–	$(1.97)	$–	$(1.97)	$17.17	(46.13)%	$14,236	2.08%	2.08%	(0.52)%	9%

$–	$–	$–	$–	$30.36	14.44%	$60,733	1.81%f	1.81%f	0.31%f	0%j
$(0.05)	$(0.41)	$–	$(0.46)	$26.53	17.04%	$50,844	1.84%	1.84%	0.03%	10%
$(0.17)	$(2.03)	$–	$(2.20)	$23.06	(9.85)%	$52,859	1.81%	1.81%	(0.03)%	12%
$–	$–	$–	$–	$28.05	10.26%	$70,964	1.86%	1.86%	(0.12)%	2%
$–	$–	$–	$–	$25.44	44.71%k	$74,530	1.95%	1.95%	(0.39)%	9%
$–	$(1.97)	$–	$(1.97)	$17.58	(46.09)%	$58,474	1.94%	1.94%	(0.38)%	9%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended June 30, 2013d	$31.15	$0.24e	$4.45	$4.69
Year ended December 31, 2012	$27.00	$0.34e	$4.62	$4.96
Year ended December 31, 2011	$32.48	$0.30e	$(3.22)	$(2.92)
Year ended December 31, 2010	$29.40	$0.25e	$3.09	$3.34
Year ended December 31, 2009	$20.16	$0.14e	$9.16	$9.30
Year ended December 31, 2008	$41.57	$0.20e	$(19.44)	$(19.24)
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2013d	$27.23	$0.23e	$2.42	$2.65
Year ended December 31, 2012	$25.54	$0.44e	$1.71	$2.15
Year ended December 31, 2011	$28.08	$0.45e	$(2.53)	$(2.08)
Year ended December 31, 2010	$23.70	$0.40e	$4.38	$4.78
Year ended December 31, 2009	$16.15	$0.38e	$7.58	$7.96
Year ended December 31, 2008	$28.21	$0.54e	$(12.06)	$(11.52)
Davis Appreciation & Income Fund Class B:
Six months ended June 30, 2013d	$26.93	$0.09e	$2.40	$2.49
Year ended December 31, 2012	$25.27	$0.19e	$1.68	$1.87
Year ended December 31, 2011	$27.78	$0.19e	$(2.49)	$(2.30)
Year ended December 31, 2010	$23.44	$0.16e	$4.35	$4.51
Year ended December 31, 2009	$15.98	$0.20e	$7.49	$7.69
Year ended December 31, 2008	$27.90	$0.33e	$(11.92)	$(11.59)
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2013d	$27.36	$0.11e	$2.44	$2.55
Year ended December 31, 2012	$25.67	$0.23e	$1.70	$1.93
Year ended December 31, 2011	$28.22	$0.22e	$(2.53)	$(2.31)
Year ended December 31, 2010	$23.81	$0.19e	$4.42	$4.61
Year ended December 31, 2009	$16.24	$0.23e	$7.59	$7.82
Year ended December 31, 2008	$28.34	$0.35e	$(12.10)	$(11.75)
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2013d	$27.34	$0.25e	$2.45	$2.70
Year ended December 31, 2012	$25.65	$0.50e	$1.71	$2.21
Year ended December 31, 2011	$28.21	$0.51e	$(2.55)	$(2.04)
Year ended December 31, 2010	$23.80	$0.44e	$4.43	$4.87
Year ended December 31, 2009	$16.22	$0.44e	$7.60	$8.04
Year ended December 31, 2008	$28.33	$0.61e	$(12.11)	$(11.50)
Davis Real Estate Fund Class A:
Six months ended June 30, 2013d	$29.25	$0.29e	$0.24	$0.53
Year ended December 31, 2012	$25.31	$0.39e	$3.87	$4.26
Year ended December 31, 2011	$23.38	$0.31e	$1.94	$2.25
Year ended December 31, 2010	$19.79	$0.30e	$3.65	$3.95
Year ended December 31, 2009	$15.29	$0.39e	$4.35	$4.74
Year ended December 31, 2008	$30.50	$0.42e	$(14.70)	$(14.28)

Financial Highlights – (Continued)

	Dividends and Distributions						Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$35.84	15.06%	$40,802	0.72%f	0.72%f	1.40%f	0%j
$(0.40)	$(0.41)	$–	$(0.81)	$31.15	18.33%	$31,623	0.72%	0.72%	1.15%	10%
$(0.53)	$(2.03)	$–	$(2.56)	$27.00	(8.90)%	$26,607	0.75%	0.75%	1.03%	12%
$(0.26)	$–	$–	$(0.26)	$32.48	11.37%	$20,989	0.86%	0.86%	0.88%	2%
$(0.06)	$–	$–	$(0.06)	$29.40	46.13%k	$15,478	0.95%	0.95%	0.61%	9%
$(0.20)	$(1.97)	$–	$(2.17)	$20.16	(45.56)%	$8,958	0.97%	0.97%	0.59%	9%

$(0.09)	$–	$–	$(0.09)	$29.79	9.74%	$253,699	0.93%f	0.93%f	1.55%f	11%
$(0.46)	$–	$–	$(0.46)	$27.23	8.44%	$244,543	0.95%	0.95%	1.64%	11%
$(0.46)	$–	$–	$(0.46)	$25.54	(7.45)%	$269,626	0.93%	0.93%	1.61%	20%
$(0.40)	$–	$–	$(0.40)	$28.08	20.34%	$317,324	0.94%	0.94%	1.58%	20%
$(0.41)	$–	$–	$(0.41)	$23.70	49.68%	$275,411	1.06%	1.06%	1.98%	15%
$(0.54)	$–	$–	$(0.54)	$16.15	(41.43)%	$227,940	1.07%	1.07%	2.24%	28%

$(0.02)	$–	$–	$(0.02)	$29.40	9.26%	$8,778	1.88%f	1.88%f	0.60%f	11%
$(0.21)	$–	$–	$(0.21)	$26.93	7.39%	$9,710	1.89%	1.89%	0.70%	11%
$(0.21)	$–	$–	$(0.21)	$25.27	(8.31)%	$13,604	1.84%	1.84%	0.70%	20%
$(0.17)	$–	$–	$(0.17)	$27.78	19.31%	$18,850	1.85%	1.85%	0.67%	20%
$(0.23)	$–	$–	$(0.23)	$23.44	48.28%	$19,801	1.99%	1.99%	1.05%	15%
$(0.33)	$–	$–	$(0.33)	$15.98	(41.92)%	$16,891	1.93%	1.93%	1.38%	28%

$(0.03)	$–	$–	$(0.03)	$29.88	9.33%	$59,295	1.74%f	1.74%f	0.74%f	11%
$(0.24)	$–	$–	$(0.24)	$27.36	7.54%	$60,770	1.75%	1.75%	0.84%	11%
$(0.24)	$–	$–	$(0.24)	$25.67	(8.21)%	$68,768	1.74%	1.74%	0.80%	20%
$(0.20)	$–	$–	$(0.20)	$28.22	19.43%	$85,427	1.76%	1.76%	0.76%	20%
$(0.25)	$–	$–	$(0.25)	$23.81	48.36%	$87,739	1.89%	1.89%	1.15%	15%
$(0.35)	$–	$–	$(0.35)	$16.24	(41.85)%	$79,699	1.87%	1.87%	1.44%	28%

$(0.11)	$–	$–	$(0.11)	$29.93	9.86%	$18,970	0.75%f	0.75%f	1.73%f	11%
$(0.52)	$–	$–	$(0.52)	$27.34	8.62%	$21,765	0.75%	0.75%	1.84%	11%
$(0.52)	$–	$–	$(0.52)	$25.65	(7.30)%	$25,514	0.74%	0.74%	1.80%	20%
$(0.46)	$–	$–	$(0.46)	$28.21	20.66%	$30,878	0.73%	0.73%	1.79%	20%
$(0.46)	$–	$–	$(0.46)	$23.80	50.05%	$46,112	0.80%	0.80%	2.24%	15%
$(0.61)	$–	$–	$(0.61)	$16.22	(41.25)%	$49,314	0.79%	0.79%	2.52%	28%

$(0.09)	$–	$–	$(0.09)	$29.69	1.81%	$201,600	0.96%f	0.96%f	1.94%f	48%
$(0.32)	$–	$–	$(0.32)	$29.25	16.86%	$206,497	1.01%	1.01%	1.38%	50%
$(0.32)	$–	$–	$(0.32)	$25.31	9.69%	$180,770	1.08%	1.08%	1.26%	68%
$(0.36)	$–	$–	$(0.36)	$23.38	20.09%	$246,372	1.11%	1.11%	1.36%	43%
$(0.24)	$–	$–	$(0.24)	$19.79	31.72%	$233,995	1.35%	1.35%	2.55%	64%
$(0.09)	$(0.51)	$(0.33)	$(0.93)	$15.29	(46.89)%	$202,878	1.23%	1.23%	1.62%	44%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended June 30, 2013d	$28.86	$0.12e	$0.25	$0.37
Year ended December 31, 2012	$24.98	$0.07e	$3.83	$3.90
Year ended December 31, 2011	$23.08	$0.03e	$1.91	$1.94
Year ended December 31, 2010	$19.55	$0.08e	$3.57	$3.65
Year ended December 31, 2009	$15.13	$0.22e	$4.32	$4.54
Year ended December 31, 2008	$30.29	$0.21e	$(14.63)	$(14.42)
Davis Real Estate Fund Class C:
Six months ended June 30, 2013d	$29.25	$0.16e	$0.24	$0.40
Year ended December 31, 2012	$25.31	$0.16e	$3.86	$4.02
Year ended December 31, 2011	$23.38	$0.10e	$1.95	$2.05
Year ended December 31, 2010	$19.80	$0.12e	$3.64	$3.76
Year ended December 31, 2009	$15.32	$0.27e	$4.36	$4.63
Year ended December 31, 2008	$30.63	$0.24e	$(14.79)	$(14.55)
Davis Real Estate Fund Class Y:
Six months ended June 30, 2013d	$29.63	$0.33e	$0.24	$0.57
Year ended December 31, 2012	$25.64	$0.46e	$3.93	$4.39
Year ended December 31, 2011	$23.69	$0.36e	$1.98	$2.34
Year ended December 31, 2010	$20.05	$0.33e	$3.75	$4.08
Year ended December 31, 2009	$15.46	$0.46e	$4.41	$4.87
Year ended December 31, 2008	$30.82	$0.50e	$(14.85)	$(14.35)

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Unaudited.

e	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

	Dividends and Distributions						Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–h	$–	$–	$–h	$29.23	1.30%	$3,956	2.05%f	2.05%f	0.85%f	48%
$(0.02)	$–	$–	$(0.02)	$28.86	15.60%	$4,250	2.11%	2.11%	0.28%	50%
$(0.04)	$–	$–	$(0.04)	$24.98	8.42%	$4,252	2.19%	2.19%	0.15%	68%
$(0.12)	$–	$–	$(0.12)	$23.08	18.73%	$5,645	2.20%	2.20%	0.27%	43%
$(0.12)	$–	$–	$(0.12)	$19.55	30.38%	$6,616	2.46%	2.46%	1.44%	64%
$(0.05)	$(0.51)	$(0.18)	$(0.74)	$15.13	(47.41)%	$7,581	2.13%	2.13%	0.72%	44%

$(0.03)	$–	$–	$(0.03)	$29.62	1.35%	$28,347	1.84%f	1.84%f	1.06%f	48%
$(0.08)	$–	$–	$(0.08)	$29.25	15.90%	$29,102	1.86%	1.86%	0.53%	50%
$(0.12)	$–	$–	$(0.12)	$25.31	8.80%	$26,408	1.89%	1.89%	0.45%	68%
$(0.18)	$–	$–	$(0.18)	$23.38	19.07%	$30,034	1.92%	1.92%	0.55%	43%
$(0.15)	$–	$–	$(0.15)	$19.80	30.70%	$29,222	2.18%	2.18%	1.72%	64%
$(0.05)	$(0.51)	$(0.20)	$(0.76)	$15.32	(47.33)%	$28,789	2.00%	2.00%	0.85%	44%

$(0.11)	$–	$–	$(0.11)	$30.09	1.91%	$22,241	0.76%f	0.76%f	2.14%f	48%
$(0.40)	$–	$–	$(0.40)	$29.63	17.14%	$21,868	0.76%	0.76%	1.63%	50%
$(0.39)	$–	$–	$(0.39)	$25.64	9.97%	$18,605	0.79%	0.79%	1.55%	68%
$(0.44)	$–	$–	$(0.44)	$23.69	20.52%	$18,498	0.77%	0.77%	1.70%	43%
$(0.28)	$–	$–	$(0.28)	$20.05	32.37%	$25,947	0.92%	0.92%	2.98%	64%
$(0.10)	$(0.51)	$(0.40)	$(1.01)	$15.46	(46.75)%	$29,282	0.89%	0.89%	1.96%	44%

f	Annualized.

g
Davis Opportunity Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund's total return in 2010. The rapid appreciation was an unusual occurrence and such performance may not continue in the future.

h	Less than $0.005 per share.

i	Less than $0.0005 per share.

j	Less than 0.50%.

k
Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance, adding approximately 1% to the Fund's total return in 2009. This was a one-time event that is unlikely to be repeated.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2013 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

Davis Advisors (and its affiliates) and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over the longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules and review of breakpoints, if applicable.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund’s Class A shares under-performed its benchmark, the Russell 3000® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe and Lipper Category Index over the one-, two-, three-, five-, and ten-year time periods and out-performed the Lipper Performance Universe and performed in-line with the Lipper Category Index over the four-year time period, all ended December 31, 2012. The Independent Directors noted the Fund’s performance measured over rolling five- and ten-year time frames versus both the Russell 3000® Index and its peer group as determined by Lipper. The Fund out-performed both the Russell 3000® Index and its peer group in 4 of the 9 rolling five-year time frames ended December 31 for each year from 2004 through 2012 and in 3 of 4 rolling ten-year time frames ended December 31 for each year from 2009 through 2012. Davis Advisors began active daily management of the Davis Opportunity Fund on January 1, 1999. From May 1, 1984, until December 31, 1998, Davis Advisors had a sub-advisor that handled the active daily management of the fund.

The Independent Directors considered the management fee and the total expense ratios for Davis Opportunity Fund’s Class A shares. Both ratios were reasonable and below the median ratios of its peer group as determined by Lipper.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund’s Class A shares under-performed its benchmark, the Standard & Poor’s 500® Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period, all ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund performed in-line with the Lipper Performance Universe and the Lipper Category Index over the two- and three-year time periods, under-performed over the one-year time period, and out-performed over the four-, five-, and ten-year time periods, all ended December 31, 2012. The Fund out-performed the Standard & Poor’s 500® Index in 11 of the 17 rolling five-year time frames and its peer group as determined by Lipper in 10 of the 17 rolling five-year time frames ended December 31 for each year from 1996 through 2012. The Independent Directors noted the Fund’s strong performance when measured over rolling ten-year time frames ended December 31, 2012, versus both the Standard & Poor’s 500® Index and its peer group. The Fund out-performed the Standard & Poor’s 500® Index in 10 out of 12 rolling ten-year time period and out-performed its peer group in 6 out of 12 rolling ten-year time frames ended December 31 for each year from 2001 through 2012.

The Independent Directors considered the management fee and the total expense ratios for Davis Financial Fund’s Class A shares. Both ratios were reasonable and below the median ratios of its peer group as determined by Lipper.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund’s Class A shares under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe over the one-, three-, four-, five-, and ten-year time periods and out-performed over the two-year time period, all ended December 31, 2012. The Fund under-performed the Lipper Category Index for the five- and ten-year time periods and out-performed over the one-, two-, three-, and four-year time periods, all ended December 31, 2012. The Independent Directors noted that the Fund out-performed both the Wilshire U.S. Real Estate Securities Index and its peer group as determined by Lipper in 3 of the 14 rolling five-year time frames ended December 31 for each year from 1999 through 2012. The Fund under-performed the Wilshire U.S. Real Estate Securities Index and its peer group in all of the 9 rolling ten-year time frames ended December 31 for each year from 2004 through 2012.

The Independent Directors considered the management fee and the total expense ratios for Davis Real Estate Fund’s Class A shares. Both ratios were reasonable and below the median ratios of its peer group as determined by Lipper.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund’s Class A shares under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe over the one-, two-, three-, and five-year time periods, matched the ten-year time period, and out-performed over the four-year time period, all ended December 31, 2012. The Lipper Report indicated that the Fund under-performed the Lipper Category Index over the one-, two-, three-, five-, and ten-year time periods and out-performed over the four-year time period, all ended December 31, 2012. The Fund out-performed the Standard & Poor’s 500® Index in 8 of the 16 rolling five-year time frames and its peer group as determined by Lipper in 9 of the 16 rolling five-year time frames ended December 31 for each year from 1997 through 2012. The Fund out-performed the Standard & Poor’s 500® Index in 7 of the 11 rolling ten-year time frames and its peer group in 9 of the 11 rolling ten-year time frames ended December 31 for each year from 2002 through 2012.

The Independent Directors considered the management fee and the total expense ratios for Davis Appreciation & Income Fund’s Class A shares. Both ratios were reasonable and below the median ratios of its peer group as determined by Lipper.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund’s Class A shares under-performed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index, over the one- and ten-year time periods, out-performed over the five-year time period, and matched the three-year time period, all ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe and Lipper Category Index over the one-, three-, four-, and ten-year time periods and out-performed over the two- and five-year time periods, all ended December 31, 2012. The Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in 13 of the 14 rolling five-year time frames and its peer group as determined by Lipper in 10 of the 14 rolling five-year time frames ended December 31 for each year from 1999 through 2012. The Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in all of the 9 rolling ten-year time frames and its peer group in 7 of the 9 rolling ten-year time frames ended December 31 for each year from 2004 through 2012.

The Independent Directors considered the management fee and the total expense ratios for Davis Government Bond Fund’s Class A shares. Both ratios were reasonable and below the median ratios of its peer group as determined by Lipper.

Davis Government Money Market Fund

The Independent Directors noted that Davis Government Money Market Fund’s Class A shares out-performed the Lipper Sector average of U.S. Government Money Market Funds over the five- and ten-year time periods and equaled the sector average over the one- and three-year time periods, all ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe and the Lipper Category Index over the one-, two-, three-, four-, five-, and ten-year time periods ended December 31, 2012. The Independent Directors reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds and Morningstar Taxable Money Market Funds for rolling five- and ten-year time frames ended December 31, 2012.

The Independent Directors considered the contractual advisory fee, noting that it was equal to the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Government Money Market Fund’s Class A shares. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2014. The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. The Independent Directors noted that the Adviser continued to subsidize the Fund’s expenses and concluded that the management fees and expenses were reasonable.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing, Inc. (heat
transfer technology); Director,
Chicago Bridge & Iron Co.,
N.V. (industrial construction
and engineering); Director,
Fifth Third Bancorp
(diversified financial services).

DAVIS SERIES, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 6, 2013

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 6, 2013